UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Multifactor ETFs

Semi-Annual Report

March 31, 2018 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Multifactor Exchange-Traded Funds (“ETFs”). The following is the Funds’ Semi-Annual Report, covering the period from October 1, 2017 through March 31, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8% return as of 2017 year end, 2018 has so far seen increased volatility. Year to date as of March 31, 2018, U.S. equities (as measured by the Index) have experienced negative returns of -0.8%.

The Index has experienced 23 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended March 31, 2018, the U.S. Federal Reserve (Fed) continued the cycle of interest-rate increases that it began in December 2015 by raising rates twice, each time by 0.25%. As of the end of March, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018, which should help markets anticipate and digest such changes. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Multifactor ETFs. For the most up-to-date information on our ETF suite, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Multifactor ETFs

Hartford Multifactor Developed Markets (ex-US) ETF inception 02/25/2015

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/18)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	3.65%	16.86%	7.62%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	4.09%	17.46%	7.96%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	3.81%	17.07%	7.89%

[1]	Not Annualized
[2]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index is calculated by Solactive AG and represents the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2018.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Diversification does not eliminate the risk of experiencing investment losses. •Due to its investment strategy, the fund may make higher capital gain distributions than other ETFs.

2

Hartford Multifactor Developed Markets (ex-US) ETF

Fund Summary

March 31, 2018 (Unaudited)

Composition by Country(1)

as of March 31, 2018

Country	Percentage of Net Assets
Australia	6.3%
Austria	0.4
Belgium	1.0
Bermuda	0.5
Canada	10.8
China	0.2
Denmark	2.6
Finland	0.6
France	6.3
Germany	7.0
Hong Kong	5.2
Hungary	0.1
Ireland	1.2
Isle of Man	0.2
Israel	2.3
Italy	1.5
Japan	20.6
Jersey	0.0 *
Luxembourg	0.9
Malta	0.2
Netherlands	3.5
New Zealand	2.0
Norway	0.2
Portugal	0.1
Russia	0.1
Singapore	3.1
South Africa	0.1
Spain	2.4
Sweden	1.9
Switzerland	7.4
United Kingdom	10.1
United States	0.8
Short-Term Investments	4.9
Other Assets & Liabilities	(4.5)

Total	100.0%

*	Percentage rounds to zero.
(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.3%
Consumer Staples	9.1
Energy	4.2
Financials	20.4
Health Care	11.4
Industrials	16.1
Information Technology	6.3
Materials	6.4
Real Estate	5.4
Telecommunication Services	4.8
Utilities	5.2

Total	99.6%

Short-Term Investments	4.9
Other Assets & Liabilities	(4.5)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

3

Hartford Multifactor Emerging Markets ETF inception 02/25/2015

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/18)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	6.79%	16.82%	2.86%
Multifactor Emerging Markets ETF (Market Price Return)	7.81%	17.95%	3.45%
Hartford Risk-Optimized Multifactor Emerging Markets Index	6.92%	17.30%	3.54%

[1]	Not Annualized
[2]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Emerging Markets Index is calculated by Solactive AG and is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.49%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2018.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Diversification does not eliminate the risk of experiencing investment losses. •Due to its investment strategy, the fund may make higher capital gain distributions than other ETFs.

4

Hartford Multifactor Emerging Markets ETF

Fund Summary

March 31, 2018 (Unaudited)

Composition by Country(1)

as of March 31, 2018

Country	Percentage of Net Assets
Brazil	4.5%
Chile	4.6
China	8.0
Colombia	3.0
Hong Kong	0.8
India	6.2
Indonesia	6.7
Malaysia	7.4
Mexico	3.9
Philippines	5.4
Poland	5.6
Russia	3.0
South Africa	5.9
South Korea	9.9
Taiwan	10.1
Thailand	8.6
Turkey	5.3
United States	0.5
Short-Term Investments	1.8
Other Assets & Liabilities	(1.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.7%
Consumer Staples	9.8
Energy	8.9
Financials	32.5
Health Care	3.0
Industrials	5.5
Information Technology	11.2
Materials	7.1
Real Estate	3.4
Telecommunication Services	6.6
Utilities	4.7

Total	99.4%

Short-Term Investments	1.8
Other Assets & Liabilities	(1.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

5

Hartford Multifactor Global Small Cap ETF inception 03/23/2015

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/18)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Global Small Cap ETF (NAV Return)	5.55%	16.92%	10.39%
Multifactor Global Small Cap ETF (Market Price Return)	5.86%	17.31%	10.63%
Hartford Risk-Optimized Multifactor Global Small Cap Index	5.81%	17.61%	11.03%

[1]	Not Annualized
[2]	Inception: 3/23/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Global Small Cap Index is calculated by Solactive AG and designed to address risks and opportunities within the global small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2018.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small cap securities can have greater risk and volatility than large-cap securities. •Diversification does not eliminate the risk of experiencing investment losses. •Due to its investment strategy, the fund may make higher capital gain distributions than other ETFs.

6

Hartford Multifactor Global Small Cap ETF

Fund Summary

March 31, 2018 (Unaudited)

Composition by Country(1)

as of March 31, 2018

Country	Percentage of Net Assets
Australia	4.9%
Belgium	0.4
Bermuda	0.6
Brazil	1.7
Canada	5.0
China	9.8
Denmark	0.8
Finland	0.1
France	0.7
Georgia	0.5
Germany	1.1
Hong Kong	1.2
Ireland	0.1
Israel	1.7
Italy	1.3
Japan	13.4
Luxembourg	0.2
Netherlands	0.8
New Zealand	0.4
Portugal	0.0 *
Puerto Rico	0.5
Singapore	0.8
South Africa	1.0
South Korea	6.2
Spain	0.4
Sweden	0.8
Switzerland	1.5
Taiwan	3.6
Thailand	0.3
United Kingdom	3.9
United States	35.9
Short-Term Investments	4.1
Other Assets & Liabilities	(3.7)

Total	100.0%

*	Percentage rounds to zero.
(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.8%
Consumer Staples	5.3
Energy	4.9
Financials	11.6
Health Care	11.8
Industrials	16.0
Information Technology	15.3
Materials	8.2
Real Estate	10.0
Telecommunication Services	1.0
Utilities	0.7

Total	99.6%

Short-Term Investments	4.1
Other Assets & Liabilities	(3.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

7

Hartford Multifactor Low Volatility International Equity ETF inception 05/10/2017

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Cumulative Total Returns (as of 3/31/18)

	6 Month[1]	Since Inception[2]
Multifactor Low Volatility International Equity ETF (NAV Return)	4.33%	11.47%
Multifactor Low Volatility International Equity ETF (Market Price Return)	4.25%	12.64%
Hartford Multifactor Low Volatility International Equity Index	4.34%	11.75%

[1]	Not Annualized
[2]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Multifactor Low Volatility International Equity Index is calculated by Solactive AG and is designed to outperform a capitalization-weighted universe of developed and emerging markets located outside the U.S. with up to one quarter less volatility over a complete market cycle.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2018.

Important Risks

The fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •The fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Diversification does not eliminate the risk of experiencing investment losses. •Due to its investment strategy, the fund may make higher capital gain distributions than other ETFs.

8

Hartford Multifactor Low Volatility International Equity ETF

Fund Summary

March 31, 2018 (Unaudited)

Composition by Country(1)

as of March 31, 2018

Country	Percentage of Net Assets
Australia	5.4%
Austria	0.1
Belgium	0.1
Brazil	1.1
Canada	8.7
Chile	0.2
China	5.3
Denmark	2.0
Finland	0.1
France	3.6
Germany	3.2
Hong Kong	5.8
India	2.0
Indonesia	2.5
Ireland	1.1
Israel	1.3
Italy	1.2
Japan	16.1
Malaysia	0.8
Malta	0.3
Mexico	0.2
Netherlands	0.7
Norway	1.0
Philippines	1.1
Poland	0.1
Portugal	0.1
Russia	0.1
Singapore	2.3
South Africa	0.4
South Korea	6.2
Spain	0.5
Sweden	2.0
Switzerland	3.9
Taiwan	3.4
Thailand	3.0
Turkey	2.3
United Kingdom	10.5
United States	0.8
Short-Term Investments	2.2
Other Assets & Liabilities	(1.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.9%
Consumer Staples	7.9
Energy	6.1
Financials	9.0
Health Care	9.4
Industrials	17.4
Information Technology	11.2
Materials	9.2
Real Estate	4.8
Telecommunication Services	5.8
Utilities	3.8

Total	99.5%

Short-Term Investments	2.2
Other Assets & Liabilities	(1.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

9

Hartford Multifactor Low Volatility US Equity ETF inception 05/10/2017

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Cumulative Total Returns (as of 3/31/18)

	6 Month[1]	Since Inception[2]
Multifactor Low Volatility US Equity ETF (NAV Return)	2.50%	6.12%
Multifactor Low Volatility US Equity ETF (Market Price Return)	3.36%	7.05%
Hartford Multifactor Low Volatility US Equity Index	2.65%	6.40%

[1]	Not Annualized
[2]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Multifactor Low Volatility US Equity Index is calculated by Solactive AG and is designed to outperform a U.S. capitalization-weighted universe with up to one quarter less volatility over a complete market cycle.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.22%. Actual expenses may be higher or lower. Expenses shown include acquired fund fees and expenses incurred by investing in the securities of other investment companies. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2018.

Important Risks

The fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •The fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. •Diversification does not eliminate the risk of experiencing investment losses. •Due to its investment strategy, the fund may make higher capital gain distributions than other ETFs.

10

Hartford Multifactor Low Volatility US Equity ETF

Fund Summary

March 31, 2018 (Unaudited)

Composition by Sector(1)

as of March 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.9%
Consumer Staples	7.0
Energy	5.4
Financials	5.7
Health Care	10.5
Industrials	18.5
Information Technology	11.6
Materials	9.2
Real Estate	4.7
Telecommunication Services	5.3
Utilities	5.0

Total	99.8%

Short-Term Investments	0.9
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

11

Hartford Multifactor REIT ETF inception 10/03/2016

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/18)

	6 Month[1]	1 Year	Since Inception[2]
Multifactor REIT ETF (NAV Return)	-8.30%	-4.29%	-0.36%
Multifactor REIT ETF (Market Price Return)	-8.30%	-4.30%	-0.36%
Hartford Risk-Optimized Multifactor REIT Index	-8.11%	-3.90%	0.11%

[1]	Not Annualized
[2]	Inception: 10/03/2016

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor REIT Index is calculated by Solactive AG and designed to capture the income and growth potential of investing within the U.S. REIT universe.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.45%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2018.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •A concentration in real estate securities, such as REITs, may subject a fund to risks associated with the direct ownership of real estate as well as the risks related to the way real estate companies are organized and operated. Real estate is sensitive to changes in interest rates and general and local economic conditions and developments. •The fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. •Due to its investment strategy, the fund may make higher capital gain distributions than other ETFs.

12

Hartford Multifactor REIT ETF

Fund Summary

March 31, 2018 (Unaudited)

Composition by Sector(1)

as of March 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Real Estate	99.5%
Short-Term Investments	4.3
Other Assets & Liabilities	(3.8)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

13

Hartford Multifactor US Equity ETF inception 02/25/2015

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/18)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	8.50%	17.39%	9.16%
Multifactor US Equity ETF (Market Price Return)	8.62%	17.43%	9.17%
Hartford Risk-Optimized Multifactor US Equity Index	8.66%	17.67%	9.37%

[1]	Not Annualized
[2]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Risk-Optimized Multifactor US Equity Index is calculated by Solactive AG and seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2018.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small cap securities can have greater risk and volatility than large-cap securities. •Diversification does not eliminate the risk of experiencing investment losses. •Due to its investment strategy, the fund may make higher capital gain distributions than other ETFs.

14

Hartford Multifactor US Equity ETF

Fund Summary

March 31, 2018 (Unaudited)

Composition by Sector(1)

as of March 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.8%
Consumer Staples	6.8
Energy	6.1
Financials	17.5
Health Care	14.9
Industrials	10.2
Information Technology	21.3
Materials	5.0
Real Estate	3.6
Telecommunication Services	1.4
Utilities	2.3

Total	99.9%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

15

Hartford Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2017 through March 31, 2018. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Hartford Multifactor Developed Markets (ex-US) ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,036.50	$1.78	$1,000.00	$1,023.19	$1.77	0.35%	182	365

(1)	Effective February 15, 2018, Lattice Strategies LLC lowered its contractual management fee rate set forth in the investment advisory agreement for the Hartford Multifactor Developed Markets (ex-US) ETF. If this new management fee rate were in effect during the period, the annualized expense ratio would have been 0.29%, and the expenses paid in the actual and hypothetical examples would have been $1.47 and $1.46, respectively.

16

Hartford Multifactor ETFs

Expense Examples (Unaudited) – (continued)

Hartford Multifactor Emerging Markets ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,067.90	$2.89	$1,000.00	$1,022.14	$2.82	0.56%	182	365

(1)	Effective February 15, 2018, Lattice Strategies LLC lowered its contractual management fee rate set forth in the investment advisory agreement for the Hartford Multifactor Emerging Markets ETF. If this new management fee rate were in effect during the period, the annualized expense ratio would have been 0.49%, and the expenses paid in the actual and hypothetical examples would have been $2.52 and $2.46, respectively.

Hartford Multifactor Global Small Cap ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,055.50	$2.61	$1,000.00	$1,022.39	$2.57	0.51%	182	365

(1)	Effective February 15, 2018, Lattice Strategies LLC lowered its contractual management fee rate set forth in the investment advisory agreement for the Hartford Multifactor Global Small Cap ETF. If this new management fee rate were in effect during the period, the annualized expense ratio would have been 0.39%, and the expenses paid in the actual and hypothetical examples would have been $1.99 and $1.96, respectively.

Hartford Multifactor Low Volatility International Equity ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,043.30	$1.88	$1,000.00	$1,023.09	$1.87	0.37%	182	365

(1)	Effective February 15, 2018, Lattice Strategies LLC lowered its contractual management fee rate set forth in the investment advisory agreement for the Hartford Multifactor Low Volatility International Equity ETF. If this new management fee rate were in effect during the period, the annualized expense ratio would have been 0.29%, and the expenses paid in the actual and hypothetical examples would have been $1.47 and $1.46, respectively.

17

Hartford Multifactor ETFs

Expense Examples (Unaudited) – (continued)

Hartford Multifactor Low Volatility US Equity ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,025.00	$1.31	$1,000.00	$1,023.64	$1.31	0.26%	182	365

(1)	Effective February 15, 2018, Lattice Strategies LLC lowered its contractual management fee rate set forth in the investment advisory agreement for the Hartford Multifactor Low Volatility US Equity ETF. If this new management fee rate were in effect during the period, the annualized expense ratio would have been 0.19%, and the expenses paid in the actual and hypothetical examples would have been $0.96 and $0.96, respectively.

Hartford Multifactor REIT ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$917.00	$2.15	$1,000.00	$1,022.69	$2.27	0.45%	182	365

Hartford Multifactor US Equity ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses paid during the period October 1, 2017 through March 31, 2018	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,085.00	$1.35	$1,000.00	$1,023.64	$1.31	0.26%	182	365

(1)	Effective February 15, 2018, Lattice Strategies LLC lowered its contractual management fee rate set forth in the investment advisory agreement for the Hartford Multifactor US Equity ETF. If this new management fee rate were in effect during the period, the annualized expense ratio would have been 0.19%, and the expenses paid in the actual and hypothetical examples would have been $0.98 and $0.96, respectively.

18

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Australia - 6.3%
62,924	Adelaide Brighton Ltd.(1)	$300,214
40,562	AGL Energy Ltd.	674,532
58,510	Amcor Ltd.	635,951
25,397	Ansell Ltd.	492,084
73,546	AusNet Services	94,493
7,131	Australia & New Zealand Banking Group Ltd.	146,920
63,867	BlueScope Steel Ltd.	739,247
72,677	Caltex Australia Ltd.	1,750,452
44,760	CIMIC Group Ltd.	1,526,795
57,153	Coca-Cola Amatil Ltd.	380,086
7,198	Cochlear Ltd.	1,002,765
3,166	Commonwealth Bank of Australia	175,603
6,919	CSL Ltd.	825,060
302,944	Evolution Mining Ltd.(1)	704,091
3,020	Flight Centre Travel Group Ltd.(1)	132,017
108,994	GPT Group REIT	396,282
73,534	Insurance Australia Group Ltd.	421,904
5,258	Macquarie Group Ltd.	415,011
353,225	Mirvac Group REIT	582,524
160,320	Orora Ltd.	405,812
365,750	Qantas Airways Ltd.	1,635,598
25,638	QBE Insurance Group Ltd.	189,380
168,842	Scentre Group REIT	496,024
41,990	Sonic Healthcare Ltd.	736,929
87,838	South32 Ltd.	216,951
86,093	Stockland REIT	266,132
20,740	Suncorp Group Ltd.	212,221
373,909	Telstra Corp. Ltd.	900,574
139,456	Vicinity Centres REIT	257,797
31,257	Washington H Soul Pattinson & Co., Ltd.(1)	446,187
28,655	Wesfarmers Ltd.	913,481
43,079	Westfield Corp. REIT(1)	281,533
75,733	Whitehaven Coal Ltd.	258,505
122,035	WiseTech Global Ltd.(1)	881,777
52,507	Woolworths Ltd.(1)	1,058,843

		20,553,775

	Austria - 0.4%
1,537	Lenzing AG	189,595
4,273	Oesterreichische Post AG	212,203
72,545	Telekom Austria AG	690,559
9,288	UNIQA Insurance Group AG	107,775

		1,200,132

	Belgium - 1.0%
1,712	Ackermans & van Haaren N.V.	299,403
20,656	bpost S.A.	466,414
1,593	Cie d’Entreprises CFE	216,682
12,486	Colruyt S.A.	689,787
1,116	Elia System Operator S.A.	69,724
5,688	KBC Group N.V.	494,714
15,966	Proximus SADP	495,411
2,014	Sofina S.A.	341,319
1,117	UCB S.A.	90,914

		3,164,368

	Bermuda - 0.5%
79,194	Hiscox Ltd.	1,617,519

	Canada - 10.8%
4,243	Agnico Eagle Mines Ltd.	178,375
48,572	Air Canada*	1,008,549

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Canada - 10.8% - (continued)
17,929	Alimentation Couche-Tard, Inc. Class B(1)	$801,990
2,961	AltaGas Ltd.(1)	54,753
125,351	Aurora Cannabis, Inc.*(1)	904,219
28,324	Bank of Montreal	2,138,058
17,868	Bank of Nova Scotia	1,099,868
22,718	Barrick Gold Corp.	282,819
24,988	BCE, Inc.	1,074,528
19,064	Canadian Apartment Properties REIT	549,333
12,275	Canadian Imperial Bank of Commerce(1)	1,082,733
4,355	Canadian Tire Corp. Ltd. Class A(1)	572,222
16,748	CCL Industries, Inc. Class B	844,902
23,119	CGI Group, Inc. Class A*	1,332,357
4,460	Emera, Inc.(1)	141,004
57,944	Empire Co., Ltd.	1,162,251
3,268	Fairfax Financial Holdings Ltd.	1,655,406
2,393	Fortis, Inc.	80,723
2,491	Franco-Nevada Corp.(1)	169,834
11,506	Genworth MI Canada, Inc.(1)	365,907
11,626	George Weston Ltd.(1)	935,310
46,275	Great-West Lifeco, Inc.(1)	1,180,161
23,744	Husky Energy, Inc.(1)	339,608
71,061	Hydro One Ltd.(2)	1,153,070
13,891	Imperial Oil Ltd.(1)	367,625
14,850	Industrial Alliance Insurance & Financial Services, Inc.	610,471
6,958	Intact Financial Corp.	522,477
76,102	Kinross Gold Corp.*	300,453
13,240	Loblaw Cos. Ltd.	668,444
16,170	Magna International, Inc.	910,186
59,821	Manulife Financial Corp.	1,109,884
8,549	Metro, Inc.	272,534
6,984	National Bank of Canada(1)	328,493
16,030	Norbord, Inc.(1)	580,773
2,659	Open Text Corp.	92,439
43,678	Power Corp. of Canada	996,031
42,657	Power Financial Corp.	1,067,376
1,318	RioCan REIT	24,167
20,042	Rogers Communications, Inc. Class B	894,486
24,443	Royal Bank of Canada	1,886,808
11,405	Saputo, Inc.	365,792
12,650	Shaw Communications, Inc. Class B	243,532
38,965	Sun Life Financial, Inc.(1)	1,599,099
18,242	Suncor Energy, Inc.	629,503
26,544	TELUS Corp.	931,433
7,235	Thomson Reuters Corp.	279,599
6,246	Toromont Industries Ltd.	270,963
15,893	Toronto-Dominion Bank	901,251
5,074	West Fraser Timber Co., Ltd.	336,929

		35,298,728

	China - 0.2%
545,258	Yangzijiang Shipbuilding Holdings Ltd.	503,136

	Denmark - 2.6%
5,080	Coloplast A/S B Shares	427,964
31,825	DONG Energy AS(2)	2,058,341
4,012	GN Store Nord AS	141,260
5,460	H. Lundbeck A/S(1)	304,309
23,182	ISS A/S	855,235
35,942	Novo Nordisk A/S Class B	1,764,218
1,638	Rockwool International A/S B Shares	485,111
29,777	Topdanmark A/S*	1,398,230

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Denmark - 2.6% - (continued)
26,623	William Demant Holding A/S*	$984,817

		8,419,485

	Finland - 0.6%
24,673	Neste Oyj(1)	1,717,476
10,253	Orion Oyj Class B(1)	313,602

		2,031,078

	France - 6.3%
683	Aeroports de Paris	148,678
24,904	Air France-KLM*	275,960
1,734	Air Liquide S.A.	212,147
109,805	ALD S.A.*(1)(2)	1,783,928
9,023	Amundi S.A.(2)	724,186
3,270	Atos SE	446,801
12,070	AXA S.A.	320,637
18,988	BioMerieux	1,564,611
43,685	Bouygues S.A.	2,187,186
12,603	Cie Generale des Etablissements Michelin SCA	1,858,427
72,949	CNP Assurances	1,839,185
295	Eiffage S.A.	33,552
16,581	Elior Group S.A.(1)(2)	360,125
3,494	Eurazeo S.A.	321,208
2,300	Fonciere Des Regions REIT	253,589
5,811	Gecina S.A. REIT	1,008,394
6,329	Ipsen S.A.	981,917
3,357	Klepierre REIT	135,212
15,520	Lagardere SCA	442,825
2,764	Metropole Television S.A.	71,113
14,637	Peugeot S.A.	351,926
11,455	Rubis SCA	826,258
2,370	Safran S.A.	250,610
10,794	SCOR SE	441,527
2,785	Societe BIC S.A.	276,922
5,179	Sodexo S.A.	521,653
9,030	Suez	130,712
5,393	Thales S.A.	656,228
14,740	TOTAL S.A.(1)	836,244
322	Unibail-Rodamco SE REIT	73,520
23,645	Worldline S.A.*(2)	1,199,833

		20,535,114

	Germany - 7.0%
6,077	Allianz SE	1,370,695
9,609	Aurubis AG	806,908
2,689	BASF SE	272,734
8,581	Carl Zeiss Meditec AG	547,191
3,282	CECONOMY AG	37,740
19,478	Covestro AG(2)	1,913,048
9,020	Delivery Hero AG*(2)	435,965
33,660	Deutsche Lufthansa AG	1,073,832
4,128	Deutsche Post AG	180,329
8,206	Deutsche Wohnen SE	382,493
3,726	DMG Mori AG	213,541
20,804	Evonik Industries AG	732,778
682	Fielmann AG	55,106
4,769	Fresenius Medical Care AG & Co. KGaA	486,691
8,441	Hannover Rueck SE	1,151,271
1,285	HOCHTIEF AG	239,740
49,777	Innogy SE(2)	2,355,067
1,566	Krones AG	210,698
8,451	LEG Immobilien AG	949,339

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Germany - 7.0% - (continued)
2,034	MAN SE	$237,019
9,835	Merck KGaA	942,246
7,123	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,654,368
29,694	Suedzucker AG	503,599
37,499	Talanx AG*	1,629,816
117,701	Telefonica Deutschland Holding AG	552,384
33,750	TUI AG	722,437
78,273	Uniper SE	2,382,536
19,025	Vonovia SE	941,766

		22,981,337

	Hong Kong - 5.2%
1,153,688	Champion REIT	821,721
976,500	Chinese Estates Holdings Ltd.	1,463,201
152,720	Chow Tai Fook Jewellery Group Ltd.	173,963
24,480	CLP Holdings Ltd.	249,220
187,233	Dairy Farm International Holdings Ltd.(1)	1,488,502
24,710	Hang Seng Bank Ltd.	571,759
290,609	HK Electric Investments & HK Electric Investments Ltd.(2)	281,415
124,884	Hongkong Land Holdings Ltd.	860,451
264,000	Hopewell Holdings Ltd.	1,007,454
4,826	Jardine Matheson Holdings Ltd.	297,378
10,185	Jardine Strategic Holdings Ltd.	390,493
219,500	Johnson Electric Holdings Ltd.	823,653
197,000	Kerry Properties Ltd.	887,319
1,080,000	Li & Fung Ltd.	528,420
162,188	Link REIT	1,384,580
1,612,575	PCCW Ltd.	932,825
34,000	Sun Hung Kai Properties Ltd.	537,186
14,000	Techtronic Industries Co., Ltd.	81,610
115,435	VTech Holdings Ltd.	1,457,591
1,232,292	WH Group Ltd.(2)	1,312,636
158,000	Wharf Holdings Ltd.	542,551
16,761	Wheelock & Co., Ltd.	122,478
201,611	Yue Yuen Industrial Holdings Ltd.	800,197

		17,016,603

	Hungary - 0.1%
8,366	Wizz Air Holdings plc*(2)	381,884

	Ireland - 1.2%
77,484	AIB Group plc	466,177
1,770	DCC plc	162,882
20,547	ICON plc*	2,427,423
6,918	Kerry Group plc Class A	701,068
4,762	Smurfit Kappa Group plc	192,797

		3,950,347

	Isle of Man - 0.2%
56,764	Playtech plc	583,518

	Israel - 2.3%
53,907	Bank Hapoalim BM	369,120
176,545	Bank Leumi Le-Israel BM	1,061,528
1,219,167	Bezeq The Israeli Telecommunication Corp. Ltd.	1,555,711
4,687	Elbit Systems Ltd.	562,037
380,317	Israel Discount Bank Ltd. Class A*	1,089,761
85,931	Mizrahi Tefahot Bank Ltd.	1,640,616
11,387	Taro Pharmaceutical Industries Ltd.*	1,124,352

		7,403,125

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Italy - 1.5%
9,219	ACEA S.p.A.	$156,237
6,652	Assicurazioni Generali S.p.A.	127,828
6,827	DiaSorin S.p.A.	613,761
15,227	Enel S.p.A.	93,073
186,731	Hera S.p.A.	682,983
25,430	Italgas S.p.A.	151,872
86,571	Poste Italiane S.p.A.(1)(2)	790,003
254,263	PRADA S.p.A.	1,174,399
23,542	Recordati S.p.A.	868,015
54,980	UnipolSai Assicurazioni S.p.A.(1)	130,704

		4,788,875

	Japan - 20.6%
2,005	ABC-Mart, Inc.	131,216
76,259	Aeon Co., Ltd.(1)	1,347,708
4,837	Aisin Seiki Co., Ltd.	261,066
21,982	Alfresa Holdings Corp.(1)	489,660
20,741	ANA Holdings, Inc.	796,291
5,058	Aoyama Trading Co., Ltd.	197,849
22,988	Aozora Bank Ltd.	914,332
1,000	Asahi Group Holdings Ltd.	53,503
124,494	Asahi Kasei Corp.	1,637,093
65,565	Astellas Pharma, Inc.	996,267
9,000	Azbil Corp.	419,323
19,659	Bandai Namco Holdings, Inc.	628,496
12,287	Benesse Holdings, Inc.	441,338
32,397	Bic Camera, Inc.	509,335
23,493	Bridgestone Corp.	1,022,338
8,885	Brother Industries Ltd.	202,763
38,097	Canon Marketing Japan, Inc.	1,022,010
41,503	Canon, Inc.	1,502,459
149,964	Citizen Watch Co., Ltd.(1)	1,044,883
3,260	COMSYS Holdings Corp.	85,493
28,800	Cosmo Energy Holdings Co., Ltd.	913,963
17,037	Dai-ichi Life Holdings, Inc.	311,584
2,636	Daiichi Sankyo Co., Ltd.	87,619
3,700	Daiichikosho Co., Ltd.	193,089
5,216	Daito Trust Construction Co., Ltd.(1)	883,311
70,817	Daiwa Securities Group, Inc.(1)	450,339
3,300	Denka Co., Ltd.	110,000
8,200	FamilyMart UNY Holdings Co., Ltd.(1)	679,285
17,120	FUJIFILM Holdings Corp.	675,463
140,489	Fujitsu Ltd.	844,123
3,800	Furukawa Electric Co., Ltd.(1)	200,809
270,608	GungHo Online Entertainment, Inc.(1)	885,487
3,993	Hikari Tsushin, Inc.	637,153
1,500	Hisamitsu Pharmaceutical Co., Inc.	114,810
12,207	Hitachi High-Technologies Corp.	569,316
106,368	Hitachi Ltd.	763,229
5,934	Hitachi Transport System Ltd.(1)	164,712
5,200	Honda Motor Co., Ltd.	178,027
18,349	House Foods Group, Inc.(1)	602,144
5,021	Hoya Corp.	250,649
19,819	Idemitsu Kosan Co., Ltd.	745,425
15,836	Ito En Ltd.(1)	615,720
26,771	ITOCHU Corp.(1)	516,415
77,502	Itochu Techno-Solutions Corp.	1,582,105
46,693	Japan Airlines Co., Ltd.	1,883,087
16,681	Japan Post Holdings Co., Ltd.	201,552
22,619	Japan Post Insurance Co., Ltd.(1)	531,924
173,838	JXTG Holdings, Inc.	1,042,211

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Japan - 20.6% - (continued)
89,948	K’s Holdings Corp.(1)	$1,236,521
2,000	Kagome Co., Ltd.	69,770
38,000	Kajima Corp.	352,666
1,449	Kaken Pharmaceutical Co., Ltd.	85,019
24,882	Kaneka Corp.	245,428
3,681	Kao Corp.	274,543
26,951	KDDI Corp.(1)	685,622
25,700	Kinden Corp.	425,071
2,257	Kirin Holdings Co., Ltd.	59,709
82,988	Konica Minolta, Inc.(1)	696,834
14,493	Kuraray Co., Ltd.	248,023
2,300	Kurita Water Industries Ltd.	73,206
57,200	Kyushu Railway Co.(1)	1,774,894
8,522	Lawson, Inc.(1)	580,153
5,100	Marubeni Corp.	36,767
4,500	Matsumotokiyoshi Holdings Co., Ltd.	188,716
184,900	Mebuki Financial Group, Inc.	709,348
43,850	Medipal Holdings Corp.	906,275
816	MEIJI Holdings Co., Ltd.	62,380
31,800	Mitsubishi Chemical Holdings Corp.	304,993
7,292	Mitsubishi Gas Chemical Co., Inc.	172,855
45,227	Mitsubishi Tanabe Pharma Corp.	908,367
18,960	Mixi, Inc.	702,420
10,317	NEC Corp.(1)	287,149
5,869	NH Foods Ltd.(1)	239,782
9,594	Nichirei Corp.	258,366
10,075	Nihon Kohden Corp.	285,150
34,681	Nippo Corp.	774,167
26,768	Nippon Kayaku Co., Ltd.(1)	328,717
25,353	Nippon Telegraph & Telephone Corp.	1,168,598
35,000	Nipro Corp.(1)	509,121
23,770	Nissan Motor Co., Ltd.(1)	244,629
15,760	NTT Data Corp.	163,453
38,524	NTT DOCOMO, Inc.(1)	974,239
35,600	Obayashi Corp.	386,964
31,000	Oji Holdings Corp.	197,630
32,051	Osaka Gas Co., Ltd.(1)	631,979
14,338	Otsuka Corp.	722,630
2,404	Otsuka Holdings Co., Ltd.	119,646
12,967	Park24 Co., Ltd.(1)	351,395
59,100	Recruit Holdings Co., Ltd.	1,458,189
38,866	Resona Holdings, Inc.	206,445
20,969	Ricoh Co., Ltd.(1)	204,465
23,628	Rohto Pharmaceutical Co., Ltd.	656,963
12,968	Sawai Pharmaceutical Co., Ltd.(1)	567,617
15,008	Sega Sammy Holdings, Inc.	240,608
6,374	Seiko Epson Corp.	109,200
20,565	Sekisui Chemical Co., Ltd.	355,803
16,648	Sekisui House Ltd.	302,435
5,989	Seven & I Holdings Co., Ltd.	255,215
8,340	Shimamura Co., Ltd.	1,033,580
58,000	Showa Shell Sekiyu KK	780,423
79,758	Skylark Co., Ltd.	1,142,186
12,200	Square Enix Holdings Co., Ltd.	544,325
2,493	Subaru Corp.	81,787
8,617	Sugi Holdings Co., Ltd.	481,288
35,000	Sumitomo Chemical Co., Ltd.	200,094
52,501	Sumitomo Dainippon Pharma Co., Ltd.(1)	867,859
29,129	Sumitomo Forestry Co., Ltd.	463,708
17,489	Sumitomo Rubber Industries Ltd.	318,371
2,107	Suntory Beverage & Food Ltd.	102,032

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Japan - 20.6% - (continued)
17,982	Suzuken Co., Ltd.	$749,039
8,900	Taisei Corp.	450,230
12,144	Takeda Pharmaceutical Co., Ltd.	584,648
5,900	Teijin Ltd.(1)	110,954
2,611	Toho Gas Co., Ltd.(1)	80,896
4,614	Tokyo Electron Ltd.(1)	833,644
34,996	Tokyo Gas Co., Ltd.	927,304
4,219	Toyo Suisan Kaisha Ltd.	165,824
6,300	TS Tech Co., Ltd.	248,209
23,047	Tsumura & Co.	796,405
879	Tsuruha Holdings, Inc.	125,548
7,489	TV Asahi Holdings Corp.	163,864
31,372	Ube Industries Ltd.(1)	911,514
3,591	Welcia Holdings Co., Ltd.(1)	160,557
5,949	West Japan Railway Co.	418,136
45,657	Yamada Denki Co., Ltd.(1)	275,187
29,380	Yamazaki Baking Co., Ltd.	611,911
2,835	Yokohama Rubber Co., Ltd.	64,884
16,053	Zensho Holdings Co., Ltd.(1)	364,230

		67,195,746

	Jersey - 0.0%
743	Randgold Resources Ltd.	61,307

	Luxembourg - 0.9%
55,313	Grand City Properties S.A.	1,321,079
877,951	L’Occitane International S.A.	1,622,044

		2,943,123

	Malta - 0.2%
38,793	Kindred Group plc SDR	528,755

	Netherlands - 3.5%
38,954	Aegon N.V.	262,342
5,978	Akzo Nobel N.V.	564,196
55,954	ASR Nederland N.V.	2,389,258
12,946	GrandVision N.V.(2)	294,869
2,220	ING Groep N.V.	37,405
46,735	Koninklijke Ahold Delhaize N.V.	1,105,973
7,256	Koninklijke DSM N.V.	719,615
45,100	NN Group N.V.	1,999,004
63,512	Philips Lighting N.V.(2)	2,382,363
36,314	Royal Dutch Shell plc Class A	1,137,773
8,910	Wolters Kluwer N.V.	473,275

		11,366,073

	New Zealand - 2.0%
821,257	Air New Zealand Ltd.	1,913,628
87,532	Fisher & Paykel Healthcare Corp. Ltd.	833,522
40,621	Fletcher Building Ltd.	176,703
222,142	Fonterra Co-operative Group Ltd. UNIT	947,096
43,331	Meridian Energy Ltd.	89,245
423,590	Spark New Zealand Ltd.	1,023,481
308,044	Z Energy Ltd.(1)	1,555,560

		6,539,235

	Norway - 0.2%
37,840	Entra ASA(2)	514,755
41,112	Leroy Seafood Group ASA	253,973

		768,728

	Portugal - 0.1%
12,534	Jeronimo Martins SGPS S.A.	228,218

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Russia - 0.1%
34,759	Polymetal International plc	$357,898

	Singapore - 3.1%
185,004	BOC Aviation Ltd.(2)	1,099,657
189,798	ComfortDelGro Corp. Ltd.	296,717
44,904	DBS Group Holdings Ltd.	941,707
737,834	Mapletree Greater China Commercial Trust REIT	647,075
289,133	Mapletree Industrial Trust REIT	447,601
142,282	Oversea-Chinese Banking Corp. Ltd.	1,391,028
147,011	SATS Ltd.	575,129
149,288	Singapore Airlines Ltd.	1,234,105
663,837	StarHub Ltd.(1)	1,164,360
59,053	United Overseas Bank Ltd.	1,238,433
51,000	Venture Corp. Ltd.	1,093,274

		10,129,086

	South Africa - 0.1%
15,533	Mondi plc	417,273

	Spain - 2.4%
6,950	Bolsas y Mercados Espanoles SHMSF S.A.(1)	235,055
24,284	Cia de Distribucion Integral Logista Holdings S.A.	513,690
9,753	Distribuidora Internacional de Alimentacion S.A.(1)	41,346
26,313	Ebro Foods S.A.(1)	668,579
45,645	Endesa S.A.	1,004,002
302,424	Gestamp Automocion S.A.*(1)(2)	2,462,218
650	Grupo Catalana Occidente S.A.	28,299
771,945	Prosegur Cash S.A.(2)	2,321,227
9,827	Red Electrica Corp. S.A.	202,194
3,821	Viscofan S.A.(1)	263,628

		7,740,238

	Sweden - 1.9%
97,861	Ahlsell AB(2)	614,056
59,898	Axfood AB(1)	1,020,972
61,423	Dometic Group AB(2)	559,238
49,678	Essity AB Class B*	1,367,883
3,109	Fabege AB	67,119
6,963	Hennes & Mauritz AB B Shares(1)	104,078
11,213	ICA Gruppen AB(1)	395,510
2,290	Industrivarden AB Class A	55,454
3,431	Investor AB B Shares	151,254
4,433	L E Lundbergforetagen AB B Shares	316,537
15,025	Loomis AB Class B	538,939
5,986	Nordea Bank AB	63,685
28,706	Swedbank AB Class A	640,973
4,490	Swedish Match AB	202,390

		6,098,088

	Switzerland - 7.4%
12,593	ABB Ltd.	298,781
83	Adecco Group AG	5,894
2,273	Allreal Holding AG	373,374
12,168	Baloise Holding AG	1,856,459
1,423	Banque Cantonale Vaudoise	1,148,683
20,004	BKW AG	1,328,586
1	Chocoladefabriken Lindt & Spruengli AG	72,577
736	Emmi AG	602,189
475	EMS-Chemie Holding AG	299,107
6,440	Ferguson plc	483,682
95	Georg Fischer AG	126,786
216	Givaudan S.A.	490,827
1,598	Helvetia Holding AG	950,356

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Switzerland - 7.4% - (continued)
24,638	Idorsia Ltd.*	$589,707
8,490	Kuehne + Nagel International AG	1,332,547
8,813	Nestle S.A.	695,947
3,825	Novartis AG	308,604
3,421	Panalpina Welttransport Holding AG(1)	430,840
11,763	Pargesa Holding S.A.	1,040,441
6,576	Roche Holding AG	1,504,597
5,857	SFS Group AG	687,476
208	SGS S.A.	510,008
177	Sika AG	1,383,506
1,738	Sonova Holding AG	275,510
5,621	STMicroelectronics N.V.	124,330
516	Straumann Holding AG(1)	324,386
14,442	Sunrise Communications Group AG(2)	1,207,270
6,564	Swiss Life Holding AG	2,332,633
10,481	Swiss Re AG	1,064,737
56,311	UBS Group AG	987,618
868	VAT Group AG(2)	145,392
2,392	Vontobel Holding AG	147,876
3,285	Zurich Insurance Group AG	1,075,103

		24,205,829

	United Kingdom - 10.1%
21,266	Ashtead Group plc	578,740
23,990	AstraZeneca plc	1,647,491
18,439	Atlassian Corp. plc Class A*(1)	994,231
37,421	BAE Systems plc	305,201
172,297	Beazley plc	1,384,931
174,183	BP plc	1,171,018
60,598	Britvic plc	580,172
107,780	BT Group plc	343,966
62,081	BTG plc*	588,710
122,972	Centrica plc	245,302
12,409	Close Brothers Group plc	249,795
35,080	Coca-Cola European Partners plc	1,459,102
56,311	Compass Group plc	1,149,744
567,761	ConvaTec Group plc(2)	1,585,742
2,417	Croda International plc	154,881
86,185	CYBG plc	355,931
1,735	Diageo plc	58,705
164,414	Direct Line Insurance Group plc	879,430
10,583	easyJet plc	238,201
29,472	Fiat Chrysler Automobiles N.V.	598,134
48,780	GlaxoSmithKline plc	953,895
78,900	HSBC Holdings plc	736,471
51,199	IG Group Holdings plc	572,780
197,019	Kingfisher plc	808,406
154,509	Legal & General Group plc	558,769
83,469	Marks & Spencer Group plc(1)	316,378
10,971	Metro Bank plc*(1)	540,809
48,194	National Grid plc	542,340
9,630	Next plc	642,892
12,359	Pennon Group plc	111,548
292	Reckitt Benckiser Group plc	24,716
55,228	RELX N.V.	1,143,130
71,854	RELX plc	1,476,673
370,047	Rentokil Initial plc	1,410,400
12,979	Rio Tinto Ltd.	723,768
278,318	Royal Mail plc	2,111,416
19,764	Segro plc REIT	166,682
62,239	Smith & Nephew plc	1,162,081

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	United Kingdom - 10.1% - (continued)
33,168	SSE plc	$593,698
12,600	SSP Group plc	108,084
87,019	Tate & Lyle plc	664,795
1,702	Unilever N.V.	96,015
20,974	Unilever plc	1,163,800
100,507	Vodafone Group plc	273,833
26,157	WH Smith plc	714,780
156,419	William Hill plc	724,759

		32,912,345

	United States - 0.8%
10,300	Carnival plc	661,757
49,645	International Game Technology plc	1,327,011
42,620	Valeant Pharmaceuticals International, Inc.*	678,019

		2,666,787

	Total Common Stocks (cost $314,027,944)	$324,587,753

	Total Long-Term Investments (cost $314,027,944)	$324,587,753

SHORT-TERM INVESTMENTS - 4.9%
	Securities Lending Collateral - 4.9%
16,032,646	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(3)	$16,032,646

	Total Short-Term Investments (cost $16,032,646)	$16,032,646

Total Investments (cost $330,060,590)	104.5%	$340,620,399
Other Assets and Liabilities	(4.5)%	(14,814,814)

Total Net Assets	100.0%	$325,805,585

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $27,936,288, which represented 8.6% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$20,553,775	$20,553,775	$—	$—
Austria	1,200,132	1,200,132	—	—
Belgium	3,164,368	3,164,368	—	—
Bermuda	1,617,519	1,617,519	—	—
Canada	35,298,728	35,298,728	—	—
China	503,136	503,136	—	—
Denmark	8,419,485	8,419,485	—	—
Finland	2,031,078	2,031,078	—	—
France	20,535,114	20,535,114	—	—
Germany	22,981,337	22,981,337	—	—
Hong Kong	17,016,603	17,016,603	—	—
Hungary	381,884	381,884	—	—
Ireland	3,950,347	3,950,347	—	—
Isle of Man	583,518	583,518	—	—
Israel	7,403,125	7,403,125	—	—
Italy	4,788,875	4,788,875	—	—
Japan	67,195,746	67,195,746	—	—
Jersey	61,307	61,307	—	—
Luxembourg	2,943,123	2,943,123	—	—
Malta	528,755	528,755	—	—
Netherlands	11,366,073	11,366,073	—	—
New Zealand	6,539,235	6,539,235	—	—
Norway	768,728	768,728	—	—
Portugal	228,218	228,218	—	—
Russia	357,898	357,898	—	—
Singapore	10,129,086	10,129,086	—	—
South Africa	417,273	417,273	—	—
Spain	7,740,238	7,740,238	—	—
Sweden	6,098,088	6,098,088	—	—
Switzerland	24,205,829	24,205,829	—	—
United Kingdom	32,912,345	32,912,345	—	—
United States	2,666,787	2,666,787	—	—
Short-Term Investments	16,032,646	16,032,646	—	—

Total	$340,620,399	$340,620,399	$—	$—

(1)	For the six-month period ended March 31, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Brazil - 2.3%
29,576	Ambev S.A.	$214,194
9,979	B3 S.A. - Brasil Bolsa Balcao	80,136
37,560	Banco do Brasil S.A.	463,680
2,996	BB Seguridade Participacoes S.A.	26,385
6,885	CCR S.A.	25,894
19,221	Cielo S.A.	119,654
33,039	Embraer S.A.	214,223
23,673	Kroton Educacional S.A.	96,869
5,605	Lojas Renner S.A.	57,929
6,550	Ultrapar Participacoes S.A.	139,766
9,714	Vale S.A.	123,368

		1,562,098

	Chile - 4.5%
587,797	Aguas Andinas S.A. Class A	382,567
778,415	Banco de Chile	130,865
6,907	Banco de Credito e Inversiones	512,665
1,103,336	Banco Santander Chile	93,010
108,621	Cencosud S.A.	332,577
8,989	Cia Cervecerias Unidas S.A.	132,327
111,260	Colbun S.A.	26,676
4,548	Empresa Nacional de Telecomunicaciones S.A.	52,205
15,763	Empresas COPEC S.A.	247,589
1,179,707	Enersis Americas S.A.	275,555
3,429,750	Enersis Chile S.A.	444,541
7,290	Latam Airlines Group S.A.	113,351
26,004	SACI Falabella	250,891

		2,994,819

	China - 8.0%
31,500	Anhui Conch Cement Co., Ltd. Class H	171,582
3,635	Autohome, Inc. ADR	312,392
301	Baidu, Inc. ADR*	67,180
979,000	Bank of China Ltd. Class H	526,405
381,000	China Construction Bank Corp. Class H	391,277
154,000	China Everbright Bank Co., Ltd. Class H	73,975
58,000	China Evergrande Group*	182,536
1,741	China Lodging Group Ltd. ADR	229,307
59,500	China Merchants Bank Co., Ltd. Class H	243,738
946,000	China Telecom Corp. Ltd. Class H	417,053
14,000	China Vanke Co., Ltd. H Shares	63,861
100,000	CNOOC Ltd.	147,293
82,000	CSPC Pharmaceutical Group Ltd.	217,843
149,500	Dali Foods Group Co. Ltd.(1)	123,055
7,000	Geely Automobile Holdings Ltd.	20,157
506,000	Lenovo Group Ltd.	258,535
166,000	Logan Property Holdings Co., Ltd.	252,544
3,713	Momo, Inc. ADR*	138,792
538	NetEase, Inc. ADR	150,850
168,000	PICC Property & Casualty Co., Ltd. Class H	294,117
40,500	Ping An Insurance Group Co. of China Ltd. Class H	411,796
96,248	Semiconductor Manufacturing International Corp.*	125,824
394	SINA Corp.*	41,082
85,600	Sinopharm Group Co., Ltd. Class H	428,638
1,200	Tencent Holdings Ltd.	62,628

		5,352,460

	Colombia - 2.1%
81,769	Almacenes Exito S.A.	482,458
2,234	Corp. Financiera Colombiana S.A.	19,036
17,032	Grupo Argos S.A.	114,762
7,447	Grupo de Inversiones Suramericana S.A.	99,397

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Colombia - 2.1% - (continued)
25,613	Grupo Nutresa S.A.	$238,239
100,759	Interconexion Electrica S.A. ESP	480,509

		1,434,401

	Hong Kong - 0.8%
48,000	China Resources Land Ltd.	174,611
174,000	Sino Biopharmaceutical Ltd.	341,424

		516,035

	India - 6.2%
11,120	Axis Bank Ltd. GDR	441,464
15,650	Dr. Reddy’s Laboratories Ltd. ADR(2)	511,599
4,690	HDFC Bank Ltd. ADR	463,231
73,154	ICICI Bank Ltd. ADR(2)	647,413
38,633	Infosys Ltd. ADR(2)	689,599
19,272	Reliance Industries Ltd. GDR(1)	522,271
9,707	State Bank of India GDR	374,690
19,058	Tata Motors Ltd. ADR*(2)	489,791

		4,140,058

	Indonesia - 6.7%
1,213,400	Adaro Energy Tbk PT	187,728
478,400	Astra International Tbk PT	253,664
163,400	Bank Central Asia Tbk PT	276,537
828,300	Bank Mandiri Persero Tbk PT	461,754
841,500	Bank Negara Indonesia Persero Tbk PT	530,235
1,890,700	Bank Rakyat Indonesia Persero Tbk PT	494,390
1,364,300	Barito Pacific Tbk PT*	228,911
515,500	Bumi Serpong Damai Tbk PT	66,649
155,000	Chandra Asri Petrochemical Tbk PT	70,083
16,000	Gudang Garam Tbk PT	84,227
69,000	Indah Kiat Pulp & Paper Corp. Tbk PT	55,130
170,100	Indocement Tunggal Prakarsa Tbk PT	197,683
220,600	Indofood Sukses Makmur Tbk PT	115,367
921,400	Kalbe Farma Tbk PT	100,389
73,800	Matahari Department Store Tbk PT	58,697
1,353,600	Perusahaan Gas Negara Persero Tbk	226,133
349,000	Semen Indonesia Persero Tbk PT	262,368
380,400	Surya Citra Media Tbk PT	74,878
1,494,500	Telekomunikasi Indonesia Persero Tbk PT	390,790
155,200	United Tractors Tbk PT	360,734

		4,496,347

	Malaysia - 7.4%
169,400	AirAsia Bhd	173,429
240,700	AMMB Holdings Bhd	241,447
172,400	Axiata Group Bhd	243,357
16,400	British American Tobacco Malaysia Bhd	111,510
249,600	CIMB Group Holdings Bhd	462,031
183,300	DiGi.Com Bhd	219,410
20,500	Fraser & Neave Holdings Bhd	176,275
10,200	Genting Bhd	22,942
153,000	Genting Malaysia Bhd	191,843
30,288	Hong Leong Bank Bhd	146,429
240,400	IJM Corp. Bhd	167,186
18,900	Inari Amertron Bhd	13,681
100,800	IOI Corp. Bhd	124,567
7,400	Kuala Lumpur Kepong Bhd	48,938
243,400	Malayan Banking Bhd	661,988
117,200	Maxis Bhd	172,103
74,000	MISC Bhd	134,876
172,600	Petronas Chemicals Group Bhd	363,674

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Malaysia - 7.4% - (continued)
76,600	Public Bank Bhd	$475,284
242,700	SP Setia Bhd Group	187,609
69,700	Telekom Malaysia Bhd	93,882
113,000	Tenaga Nasional Bhd	472,099
205,658	YTL Corp. Bhd	71,247

		4,975,807

	Mexico - 3.9%
94,243	Alfa S.A.B. de C.V. Class A(2)	120,298
520,248	America Movil S.A.B. de C.V. Series L	491,647
83,533	Coca-Cola Femsa S.A.B. de C.V. Series L	549,153
19,244	Fomento Economico Mexicano S.A.B. de C.V.	175,440
57,892	Grupo Bimbo S.A.B. de C.V. Series A(2)	126,894
1,108	Grupo Elektra S.A.B. de C.V.(2)	30,958
39,135	Grupo Financiero Banorte S.A.B. de C.V. Series O	236,395
41,226	Grupo Mexico S.A.B. de C.V. Series B	137,002
84,486	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	157,831
20,094	Mexichem S.A.B. de C.V.	61,371
25,902	Organizacion Soriana S.A.B. de C.V. Class B*	51,652
186,285	Wal-Mart de Mexico S.A.B. de C.V.	469,450

		2,608,091

	Philippines - 5.4%
252,030	Aboitiz Equity Ventures, Inc.	326,041
13,445	Ayala Corp.	244,279
178,500	Ayala Land, Inc.	140,604
195,270	BDO Unibank, Inc.	520,196
1,896,500	Energy Development Corp.	203,180
8,085	GT Capital Holdings, Inc.	181,139
151,940	JG Summit Holdings, Inc.	182,581
33,660	Jollibee Foods Corp.	192,887
1,967,200	Metro Pacific Investments Corp.	197,559
6,215	PLDT, Inc.	175,096
283,160	Puregold Price Club, Inc.	284,639
213,900	Robinsons Retail Holdings, Inc.	366,082
562,000	Semirara Mining & Power Corp.	326,359
166,600	SM Prime Holdings, Inc.	107,602
49,680	Universal Robina Corp.	144,724

		3,592,968

	Poland - 5.6%
10,395	Alior Bank S.A.*	223,207
18,650	Asseco Poland S.A.	245,015
123,644	Bank Millennium S.A.*	296,359
7,876	Bank Pekao S.A.	283,511
1,918	Bank Zachodni WBK S.A.	202,814
6,120	CD Projekt S.A.	195,466
2,514	Cyfrowy Polsat S.A.	18,305
20,810	Grupa Lotos S.A.	320,780
1,594	ING Bank Slaski S.A.*	91,583
17	LPP S.A.	43,179
229	mBank S.A.*	27,999
67,484	Orange Polska S.A.*	114,269
38,912	PGE Polska Grupa Energetyczna S.A.*	112,579
18,408	Polski Koncern Naftowy Orlen S.A.	452,072
137,949	Polskie Gornictwo Naftowe i Gazownictwo S.A.	227,546
29,187	Powszechna Kasa Oszczednosci Bank Polski S.A.*	344,589
29,291	Powszechny Zaklad Ubezpieczen S.A.	357,020
293,234	Tauron Polska Energia S.A.*	208,028

		3,764,321

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Russia - 3.0%
58,137	Gazprom PJSC ADR	$282,895
5,637	Lukoil PJSC ADR	388,389
9,732	Magnit PJSC GDR	179,410
13,237	MMC Norilsk Nickel PJSC ADR	245,348
623	Novatek PJSC GDR	85,351
17,207	Sberbank of Russia PJSC ADR	320,566
42,648	Surgutneftegas OJSC ADR	208,549
3,853	Tatneft PJSC ADR	243,201
97,000	United Co. RUSAL plc	58,707

		2,012,416

	South Africa - 5.9%
2,789	AngloGold Ashanti Ltd.	26,485
2,389	Aspen Pharmacare Holdings Ltd.	52,314
23,470	Barclays Africa Group Ltd.	375,758
15,549	Bidvest Group Ltd.	294,084
52,818	FirstRand Ltd.(2)	298,219
7,377	Mr. Price Group Ltd.	177,440
22,569	MTN Group Ltd.(2)	226,704
14,346	Nedbank Group Ltd.(2)	345,721
200,278	Redefine Properties Ltd. REIT	195,904
19,452	RMB Holdings Ltd.	126,657
33,829	Sanlam Ltd.(2)	243,537
36,808	Sappi Ltd.	236,714
7,294	Sasol Ltd.	248,225
8,849	Shoprite Holdings Ltd.	188,634
23,041	Standard Bank Group Ltd.(2)	425,244
5,270	Tiger Brands Ltd.	165,456
9,717	Vodacom Group Ltd.	125,531
33,187	Woolworths Holdings Ltd.	168,053

		3,920,680

	South Korea - 9.9%
234	AmorePacific Group	30,076
2,564	BNK Financial Group, Inc.	25,618
438	CJ Corp.	64,720
1,854	Coway Co., Ltd.	152,717
2,906	Dongbu Insurance Co., Ltd.	179,938
100	E-Mart, Inc.	25,378
3,568	Hana Financial Group, Inc.	152,642
2,492	Hankook Tire Co., Ltd.	122,975
3,412	Hyundai Engineering & Construction Co., Ltd.	136,365
642	Hyundai Glovis Co., Ltd.	109,620
673	Hyundai Mobis Co., Ltd.	160,373
990	Hyundai Motor Co.	133,282
9,717	Industrial Bank of Korea	142,213
862	Kangwon Land, Inc.	22,037
1,578	KB Financial Group, Inc.	91,195
9,764	Kia Motors Corp.	291,757
3,085	Korea Electric Power Corp.	95,221
209	Korea Zinc Co., Ltd.	94,510
1,943	KT&G Corp.	182,287
893	LG Chem Ltd.	323,387
1,885	LG Corp.	153,679
8,481	LG Display Co., Ltd.	205,680
4,003	LG Electronics, Inc.	409,351
118	LG Household & Health Care Ltd.	131,960
29,639	LG Uplus Corp.	342,021
304	Lotte Chemical Corp.	123,494
81	NAVER Corp.	59,730
143	NCSoft Corp.	55,005

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	South Korea - 9.9% - (continued)
573	POSCO	$181,162
152	S-Oil Corp.	17,041
266	Samsung Electronics Co., Ltd.	611,907
527	Samsung Fire & Marine Insurance Co., Ltd.	132,504
1,492	Samsung Life Insurance Co., Ltd.	161,672
3,098	Shinhan Financial Group Co., Ltd.	131,227
1,802	SK Holdings Co., Ltd.	504,641
4,911	SK Hynix, Inc.	369,972
695	SK Innovation Co., Ltd.	136,926
852	SK Telecom Co., Ltd.	183,845
14,636	Woori Bank	197,728

		6,645,856

	Taiwan - 10.1%
23,000	Asustek Computer, Inc.	214,168
419,000	AU Optronics Corp.	194,001
8,000	Catcher Technology Co., Ltd.	99,187
106,000	Cathay Financial Holding Co., Ltd.	188,318
8,080	Chailease Holding Co., Ltd.	27,712
111,004	Chang Hwa Commercial Bank Ltd.	64,150
30,000	Cheng Shin Rubber Industry Co., Ltd.	48,719
38,230	Chicony Electronics Co., Ltd.	97,158
188,000	China Development Financial Holding Corp.	66,413
235,636	China Life Insurance Co., Ltd.	244,469
34,000	China Steel Corp.	27,054
32,000	Chunghwa Telecom Co., Ltd.	122,372
176,000	Compal Electronics, Inc.	119,820
200,628	CTBC Financial Holding Co., Ltd.	143,812
11,105	Delta Electronics, Inc.	49,513
91,418	E.Sun Financial Holding Co., Ltd.	61,453
67,540	Far Eastern New Century Corp.	60,806
63,000	Far EasTone Telecommunications Co., Ltd.*	166,375
296,091	First Financial Holding Co., Ltd.	205,640
35,301	Foxconn Technology Co., Ltd.	94,557
71,000	Fubon Financial Holding Co., Ltd.	121,998
6,000	Giant Manufacturing Co., Ltd.	31,485
118,030	Hon Hai Precision Industry Co., Ltd.	364,328
3,000	Hotai Motor Co., Ltd.	29,890
231,452	Hua Nan Financial Holdings Co., Ltd.	138,917
754,000	Innolux Corp.	329,715
213,000	Inventec Corp.	168,752
123,245	Lite-On Technology Corp.	172,037
10,000	MediaTek, Inc.	113,523
117,273	Mega Financial Holding Co., Ltd.	100,754
15,000	Nan Ya Plastics Corp.	42,083
27,000	Novatek Microelectronics Corp.	122,235
70,000	Pegatron Corp.	174,298
145,000	Pou Chen Corp.	192,458
15,000	President Chain Store Corp.	150,736
20,000	Quanta Computer, Inc.	40,333
143,000	Radiant Opto-Electronics Corp.	350,671
90,500	Shanghai Commercial & Savings Bank Ltd.	106,991
836,489	Shin Kong Financial Holding Co., Ltd.	317,015
173,091	SinoPac Financial Holdings Co., Ltd.	61,146
36,600	Synnex Technology International Corp.	54,604
27,000	Taiwan Cement Corp.	33,846
91,151	Taiwan Cooperative Financial Holding Co., Ltd.	53,615
34,000	Taiwan Mobile Co., Ltd.	127,105
49,000	Taiwan Semiconductor Manufacturing Co., Ltd.	410,056
93,000	Teco Electric and Machinery Co., Ltd.	76,711
49,800	Uni-President Enterprises Corp.	116,656

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Taiwan - 10.1% - (continued)
242,000	United Microelectronics Corp.	$126,988
49,000	Vanguard International Semiconductor Corp.	106,715
89,871	Wistron Corp.	76,904
48,000	WPG Holdings Ltd.	62,064
212,757	Yuanta Financial Holding Co., Ltd.	97,414

		6,767,740

	Thailand - 8.6%
53,066	Advanced Info Service PCL NVDR	349,587
197,000	Bangkok Dusit Medical Services PCL NVDR	148,049
3,100	Bangkok Life Assurance PCL NVDR	3,148
68,667	Banpu PCL NVDR	43,480
29,500	Bumrungrad Hospital PCL NVDR	195,283
12,300	Central Pattana PCL NVDR	30,878
193,800	Charoen Pokphand Foods PCL NVDR	156,490
37,100	CP ALL PCL NVDR	103,517
65,700	Delta Electronics Thailand PCL NVDR	139,195
7,300	Glow Energy PCL NVDR	19,843
59,200	Indorama Ventures PCL NVDR	107,438
659,900	IRPC PCL NVDR	152,999
67,900	Kasikornbank PCL NVDR	460,339
720,800	Krung Thai Bank PCL NVDR	437,966
563,500	Land & Houses PCL NVDR	191,017
35,960	Minor International PCL NVDR	43,699
6,400	MK Restaurants Group PCL NVDR	15,146
289,600	Pruksa Holding PCL NVDR	200,970
62,500	PTT Exploration & Production PCL NVDR	228,854
146,700	PTT Global Chemical PCL NVDR	444,510
30,900	PTT PCL NVDR	541,516
104,300	Ratchaburi Electricity Generating Holding PCL NVDR	171,776
88,700	Siam Commercial Bank PCL NVDR	407,050
371,200	Thai Beverage PCL	220,801
95,200	Thai Oil PCL NVDR	276,284
234,800	Thai Union Group PCL NVDR	140,414
3,441,600	TMB Bank PCL NVDR	277,353
156,600	Total Access Communication PCL NVDR	225,360

		5,732,962

	Turkey - 5.3%
60,482	Akbank TAS	145,961
23,814	Arcelik AS	107,486
8,990	BIM Birlesik Magazalar AS	161,922
612,336	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	391,076
112,704	Enka Insaat ve Sanayi AS	153,917
129,293	Eregli Demir ve Celik Fabrikalari T.A.S.	339,437
33,062	Haci Omer Sabanci Holding AS	87,467
50,516	KOC Holding AS	207,604
125,952	Petkim Petrokimya Holding AS	257,538
6,882	Tofas Turk Otomobil Fabrikasi AS	46,038
8,518	Tupras Turkiye Petrol Rafinerileri AS	236,313
74,036	Turk Hava Yollari AO*	362,760
59,661	Turkcell Iletisim Hizmetleri AS	226,812
70,194	Turkiye Garanti Bankasi AS	193,142
55,437	Turkiye Halk Bankasi AS	126,648
87,727	Turkiye Is Bankasi AS	157,897
60,549	Turkiye Sise ve Cam Fabrikalari AS	79,022
176,873	Turkiye Vakiflar Bankasi TAO	290,219

		3,571,259

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	United States - 0.5%
7,222	Yum China Holdings, Inc.	$299,713

	Total Common Stocks (cost $56,946,963)	$64,388,031

PREFERRED STOCKS - 3.2%
	Brazil - 2.2%
27,143	Banco Bradesco S.A.	$322,586
37,132	Itau Unibanco Holding S.A.	573,247
55,829	Itausa - Investimentos Itau S.A.	231,641
41,304	Petroleo Brasileiro S.A.*	266,073
4,282	Telefonica Brasil S.A.	64,933

		1,458,480

	Chile - 0.1%
9,856	Embotelladora Andina S.A. Class B	48,395
275	Sociedad Quimica y Minera de Chile S.A. Class B	13,394

		61,789

	Colombia - 0.9%
41,783	Banco Davivienda S.A., 3.17%	450,576
15,074	Bancolombia S.A., 3.18%	158,020

		608,596

	Total Preferred Stocks (cost $1,586,052)	$2,128,865

	Total Long-Term Investments (cost $58,533,015)	$66,516,896

SHORT-TERM INVESTMENTS - 1.8%
	Securities Lending Collateral - 1.8%
1,247,147	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(3)	$1,247,147

	Total Short-Term Investments (cost $1,247,147)	$1,247,147

Total Investments (cost $59,780,162)	101.2%	$67,764,043
Other Assets and Liabilities	(1.2)%	(833,412)

Total Net Assets	100.0%	$66,930,631

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $645,326, which represented 1.0% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$1,562,098	$1,562,098	$—	$—
Chile	2,994,819	2,994,819	—	—
China	5,352,460	5,352,460	—	—
Colombia	1,434,401	1,434,401	—	—
Hong Kong	516,035	516,035	—	—
India	4,140,058	4,140,058	—	—
Indonesia	4,496,347	4,496,347	—	—
Malaysia	4,975,807	4,975,807	—	—
Mexico	2,608,091	2,608,091	—	—
Philippines	3,592,968	3,592,968	—	—
Poland	3,764,321	3,764,321	—	—
Russia	2,012,416	2,012,416	—	—
South Africa	3,920,680	3,920,680	—	—
South Korea	6,645,856	6,645,856	—	—
Taiwan	6,767,740	6,767,740	—	—
Thailand	5,732,962	5,732,962	—	—
Turkey	3,571,259	3,571,259	—	—
United States	299,713	299,713	—	—
Preferred Stocks	2,128,865	2,128,865	—	—
Short-Term Investments	1,247,147	1,247,147	—	—

Total	$67,764,043	$67,764,043	$—	$—

(1)	For the six-month period ended March 31, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Global Small Cap ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 4.9%
36,731	Abacus Property Group(1)	$97,765
63,906	Australian Pharmaceutical Industries Ltd.	73,529
10,810	Automotive Holdings Group Ltd.(1)	29,104
4,553	BWP Trust REIT(1)	10,547
10,092	Charter Hall Retail REIT(1)	29,803
62,085	Cromwell Property Group REIT(1)	50,718
27,937	CSR Ltd.(1)	111,003
14,940	Downer EDI Ltd.	73,457
11,053	Elders Ltd.	63,247
25,531	Genworth Mortgage Insurance Australia Ltd.(1)	45,238
14,900	Investa Office Fund	49,259
3,094	JB Hi-Fi Ltd.(1)	61,254
18,636	Metcash Ltd.(1)	44,742
8,204	Mineral Resources Ltd.	106,916
1,411	Monadelphous Group Ltd.	16,451
8,762	New Hope Corp. Ltd.	14,114
3,617	Northern Star Resources Ltd.	17,423
17,352	Regis Resources Ltd.(1)	60,294
1,882	Sandfire Resources NL(1)	10,567
4,682	Shopping Centres Australasia Property Group REIT(1)	8,368
36,711	St. Barbara Ltd.(1)	112,355

		1,086,154

	Belgium - 0.4%
21,365	AGFA-Gevaert N.V.*	82,664
210	Tessenderlo Chemie N.V.*	8,794

		91,458

	Bermuda - 0.6%
961	Argo Group International Holdings Ltd.	55,182
1,586	DHT Holdings, Inc.(1)	5,392
349	Enstar Group Ltd.*	73,377

		133,951

	Brazil - 1.4%
3,800	Cia de Gas de Sao Paulo - COMGAS Class A, (Preference Shares)	66,977
3,000	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	60,025
1,800	Cia Ferro Ligas da Bahia - FERBASA (Preference Shares)	11,487
1,538	Cia Hering	9,551
8,133	EDP - Energias do Brasil S.A.	32,570
84	Grendene S.A.	692
21,365	MRV Engenharia e Participacoes S.A.	104,459
4,084	Odontoprev S.A.	18,346

		304,107

	Canada - 5.0%
2,121	Aecon Group, Inc.	30,205
2,928	BRP, Inc.	112,373
2,156	Canfor Corp.*	49,082
7,142	Cascades, Inc.	73,844
1,475	Celestica, Inc.*	15,251
1,740	Colliers International Group, Inc.	120,710
1,354	Domtar Corp.	57,599
478	FirstService Corp.	35,003
6,319	Intertape Polymer Group, Inc.(1)	101,506
2,469	Just Energy Group, Inc.	10,897
2,846	Killam Apartment Real Estate Investment Trust REIT	30,640

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Canada - 5.0% - (continued)
6,239	Mercer International, Inc.	$77,676
2,395	New Flyer Industries, Inc.	108,785
2,439	North West Co., Inc.(1)	51,135
666	Parkland Fuel Corp.(1)	14,976
2,443	Spin Master Corp.*(2)	100,505
5,044	Transcontinental, Inc. Class A	99,569
357	Uni-Select, Inc.(1)	5,538
8,203	Western Forest Products, Inc.	16,479

		1,111,773

	China - 9.8%
42,522	BAIC Motor Corp. Ltd. Class H(2)	52,121
138,435	Chaowei Power Holdings Ltd.	74,789
26,753	China BlueChemical Ltd. Class H	7,499
8,000	China Eastern Airlines Corp. Ltd. Class H	5,810
15,531	China Lesso Group Holdings Ltd.	11,814
19,025	China Oriental Group Co., Ltd.	12,945
87,000	China SCE Property Holdings Ltd.	45,006
91,622	CSC Financial Co., Ltd. Class H(2)	76,232
44,356	Dongfeng Motor Group Co., Ltd. Class H	51,487
43,000	Dongyue Group Ltd.	41,475
83,242	Great Wall Motor Co., Ltd. Class H	83,472
72,459	Guangshen Railway Co., Ltd. H Shares	42,839
47,566	Guangzhou R&F Properties Co., Ltd. Class H	118,668
97,000	Hisense Kelon Electrical Holdings Co., Ltd. Class H	110,616
56,400	JNBY Design Ltd.	114,549
3,000	KWG Property Holding Ltd.	4,090
31,300	Legend Holdings Corp. Class H(2)	103,492
139,646	Metallurgical Corp. of China Ltd. Class H	39,857
28,000	Powerlong Real Estate Holdings Ltd.	14,734
100,814	Red Star Macalline Group Corp. Ltd. Class H(2)	118,049
120,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	79,966
85,082	Shenzhen Expressway Co., Ltd. Class H	86,618
51,215	Sinotrans Ltd. Class H	28,125
118,219	Tianneng Power International Ltd.	139,935
89,303	Times China Holdings, Ltd.	136,544
35,402	TravelSky Technology Ltd. Class H	102,620
106,706	Weichai Power Co., Ltd. Class H	119,645
4,885	Xingda International Holdings Ltd.	1,650
150,314	Xtep International Holdings Ltd.	83,505
66,000	Yadea Group Holdings Ltd.(2)	22,453
28,137	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(2)	130,140
155,705	Yuzhou Properties Co., Ltd.	106,140

		2,166,885

	Denmark - 0.8%
1,387	Bakkafrost P/F(1)	75,790
224	Dfds A/S	12,499
7,471	Spar Nord Bank A/S	88,628

		176,917

	Finland - 0.1%
1,269	Finnair Oyj	17,636

	France - 0.7%
1,682	Gaztransport Et Technigaz S.A.	105,292
186	Groupe Fnac S.A.*	19,913
1,015	Neopost S.A.	26,714

		151,919

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Georgia - 0.5%
2,097	BGEO Group plc	$104,606

	Germany - 0.2%
269	Cewe Stiftung & Co. KGAA	26,433
6,451	Heidelberger Druckmaschinen AG*	24,151

		50,584

	Hong Kong - 1.2%
180,000	Get Nice Financial Group Ltd.	31,650
792,000	Global Brands Group Holding Ltd.*	44,402
28,000	Huabao International Holdings Ltd.	18,552
11,000	K Wah International Holdings Ltd.	7,302
36,000	Road King Infrastructure Ltd.	71,190
41,120	Shenzhen Investment Ltd.	17,447
33,000	SmarTone Telecommunications Holdings Ltd.	35,109
1,681	Tongda Hong Tai Holdings Ltd.*	334
53,515	Yuexiu Real Estate Investment Trust	37,094

		263,080

	Ireland - 0.1%
11,821	Green REIT plc REIT	22,011

	Israel - 1.7%
5,900	ADO Group Ltd.*	113,300
76,140	Oil Refineries Ltd.	35,177
512	Paz Oil Co., Ltd.	75,177
6,362	Phoenix Holdings Ltd.*	34,901
3,674	Plus500 Ltd.	58,754
2,094	Tower Semiconductor Ltd.*	56,363

		373,672

	Italy - 1.3%
11,320	Banca Farmafactoring S.p.A.*(2)	82,696
242	Banca IFIS S.p.A	9,310
683	El.En. S.p.A.	27,216
3,315	Enav S.p.A.(2)	17,669
61,519	Juventus Football Club S.p.A.*(1)	48,838
44,931	Saras S.p.A	98,526

		284,255

	Japan - 13.4%
115	Adastria Co., Ltd.	2,346
367	Alpine Electronics, Inc.(1)	6,850
2,381	Amano Corp.	63,046
1,932	AOKI Holdings, Inc.	29,302
2,605	Arcs Co., Ltd.	63,025
500	Canon Electronics, Inc.	10,954
2,976	CKD Corp.	63,522
257	cocokara fine, Inc.	17,737
256	Daishi Bank Ltd.	11,350
1,000	Daiwabo Holdings Co., Ltd.	42,783
3,149	Doutor Nichires Holdings Co., Ltd.	74,321
1,800	DTS Corp.	62,116
1,758	Dydo Group Holdings, Inc.	110,423
1,057	Foster Electric Co., Ltd.	25,652
3,667	Fuji Machine Manufacturing Co., Ltd.	71,513
400	Fujitsu General Ltd.	7,112
6,221	Geo Holdings Corp.(1)	98,039
1,967	Heiwado Co., Ltd.	47,441
3,868	Hitachi Maxell Ltd.	73,214
2,147	Inaba Denki Sangyo Co., Ltd.	93,975
5,800	Itochu Enex Co., Ltd.	54,373
400	JCU Corp.	9,346

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 13.4% - (continued)
4,600	Kaga Electronics Co., Ltd.	$116,914
821	Kanematsu Corp.	10,939
2,100	KH Neochem Co., Ltd.	60,423
2,068	Kokuyo Co., Ltd.	39,863
2,481	KYORIN Holdings, Inc.	46,634
1,569	Kyowa Exeo Corp.	41,383
1,537	Kyudenko Corp.	74,574
4,300	Leopalace21 Corp.	35,015
2,478	Maeda Road Construction Co., Ltd.	49,187
6,200	Marvelous, Inc.(1)	53,051
3,991	MCJ Co., Ltd.(1)	51,299
899	Megmilk Snow Brand Co., Ltd.	24,311
5,360	Ministop Co., Ltd.	109,619
3,423	Mirait Holdings Corp.(1)	54,330
341	Mochida Pharmaceutical Co., Ltd.	24,112
2,669	NEC Networks & System Integration Corp.	68,689
8,329	NET One Systems Co., Ltd.	120,921
1,845	Nichiha Corp.(1)	69,047
973	Nihon Unisys Ltd.	20,805
361	Nojima Corp.	8,625
2,160	Noritz Corp.	38,935
2,500	Oki Electric Industry Co., Ltd.(1)	32,722
869	PAL GROUP Holdings Co., Ltd.	23,582
1,361	Paramount Bed Holdings Co., Ltd.(1)	68,594
4,278	Plenus Co., Ltd.(1)	82,825
200	Shindengen Electric Manufacturing Co., Ltd.	12,844
600	Solasto Corp.	16,102
639	St Marc Holdings Co., Ltd.	18,536
3,169	Sumitomo Bakelite Co., Ltd.	27,682
4,219	T-Gaia Corp.	117,624
474	Taikisha Ltd.	15,354
3,008	Takuma Co., Ltd.	32,668
913	Toho Holdings Co., Ltd.(1)	21,522
718	Token Corp.(1)	71,091
200	Tokyo Seimitsu Co., Ltd.	7,964
3,730	Toppan Forms Co., Ltd.	40,860
100	Towa Pharmaceutical Co., Ltd.	6,319
11,000	Toyo Construction Co., Ltd.	49,751
196	Unipres Corp.	4,383
1,728	Valor Holdings Co., Ltd.	46,844
1,200	Wakita & Co., Ltd.	13,224
4,500	Yamazen Corp.	46,206
1,400	Yuasa Trading Co., Ltd.	45,416

		2,959,229

	Luxembourg - 0.2%
1,201	Altisource Portfolio Solutions S.A.*	31,898

	Netherlands - 0.8%
537	BE Semiconductor Industries N.V.	54,849
178	Cimpress N.V.*	27,536
2,656	ForFarmers N.V.	37,042
5,339	PostNL N.V.	19,974
627	TKH Group N.V.	40,098

		179,499

	New Zealand - 0.4%
27,523	Chorus Ltd.	79,420
13,062	Kiwi Property Group Ltd.	12,627

		92,047

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Portugal - 0.0%
409	REN - Redes Energeticas Nacionais SGPS S.A.	$1,261

	Puerto Rico - 0.5%
4,300	Triple-S Management Corp. Class B*	112,402

	Singapore - 0.8%
1,144	China Yuchai International Ltd.	24,218
10,017	Frasers Centrepoint Trust	16,729
2,889	Kulicke & Soffa Industries, Inc.*	72,254
4,600	M1 Ltd.(1)	6,104
41,900	Yanlord Land Group Ltd.	54,001

		173,306

	South Africa - 1.0%
4,849	Barloworld Ltd.	67,959
2,868	Mondi Ltd.	77,996
12,776	Reunert Ltd.	80,308

		226,263

	South Korea - 6.2%
3,298	Aekyung Petrochemical Co., Ltd.	45,483
398	AK Holdings, Inc.	26,847
4,179	Cheil Worldwide, Inc.	71,356
147	CJ O Shopping Co., Ltd.	30,823
261	Com2uSCorp	45,692
667	Daesang Corp.	16,176
3,657	DGB Financial Group, Inc.	39,970
1,460	Dongbu HiTek Co., Ltd.	19,861
626	GS Home Shopping, Inc.	110,353
548	GS Retail Co., Ltd.	15,783
331	Hanwha Corp.	12,220
3,038	Hyundai Marine & Fire Insurance Co., Ltd.	111,869
4,421	JB Financial Group Co., Ltd.	25,218
179	Korea Petrochemical Ind Co., Ltd.	49,037
7,651	Korean Reinsurance Co.	81,829
3,991	LF Corp.	99,410
928	LG Hausys Ltd.	67,212
1,310	LS Industrial Systems Co., Ltd.	75,338
173	Mando Corp.	37,411
5,322	Meritz Fire & Marine Insurance Co., Ltd.	105,601
81	NongShim Co., Ltd.	22,798
4,921	Orion Holdings Corp.	123,960
255	S&T Motiv Co., Ltd.	9,402
331	S-1 Corp.	29,811
156	Samsung Card Co., Ltd.	5,247
1,377	Silicon Works Co., Ltd.	49,156
554	Soulbrain Co., Ltd.	30,353

		1,358,216

	Spain - 0.4%
1,228	Lar Espana Real Estate Socimi S.A. REIT	14,725
2,282	Tecnicas Reunidas S.A.(1)	67,328

		82,053

	Sweden - 0.8%
5,827	Bilia AB Class A	51,488
7,164	Nobina AB(2)	46,064
33,727	SAS AB*	79,739

		177,291

	Switzerland - 1.5%
186	Autoneum Holding AG	50,501
572	Implenia AG	45,248
25	Schweiter Technologies AG	29,658

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Switzerland - 1.5% - (continued)
18	Schweizerische Nationalbank	$141,729
136	Valiant Holding AG	16,077
155	Valora Holding AG	52,929

		336,142

	Taiwan - 3.6%
12,211	Accton Technology Corp.	39,786
13,000	Chicony Power Technology Co., Ltd.	26,440
21,000	Coretronic Corp.	31,186
17,496	Elite Material Co., Ltd.	57,426
11,199	Everlight Electronics Co., Ltd.	17,208
208	FLEXium Interconnect, Inc.	713
49,563	Gigabyte Technology Co., Ltd.	115,421
137,000	HannStar Display Corp.	47,222
35,000	Micro-Star International Co., Ltd.	117,279
15,469	Powertech Technology, Inc.	48,226
36,637	Primax Electronics Ltd.	80,921
19,548	Realtek Semiconductor Corp.	84,140
12,871	Tripod Technology Corp.	43,305
60,400	Wan Hai Lines Ltd.	37,081
3,434	Wistron NeWeb Corp.	8,998
16,083	WT Microelectronics Co., Ltd.	25,980

		781,332

	Thailand - 0.3%
2,006	Fabrinet*(1)	62,948

	United Kingdom - 3.9%
1,050	Big Yellow Group plc REIT	12,564
36,095	Coats Group plc	38,786
9,747	Dart Group plc	113,828
11,334	Debenhams plc(1)	3,320
1,592	Electrocomponents plc	13,404
48,883	Firstgroup plc*	56,298
1,848	Go-Ahead Group plc	45,470
5,582	Greggs plc	96,236
902	Halfords Group plc	4,125
36,959	Hansteen Holdings plc REIT	66,156
31,975	JRP Group plc	61,092
8,233	Moneysupermarket.com Group plc	33,123
16,665	OneSavings Bank plc	87,199
12,338	Safestore Holdings plc REIT	84,981
6,929	Sports Direct International plc*	35,731
10,247	UNITE Group plc	113,774

		866,087

	United States - 35.9%
1,978	Aaron’s, Inc.	92,175
1,785	Abercrombie & Fitch Co. Class A	43,215
820	ACCO Brands Corp.	10,291
427	Almost Family, Inc.*	23,912
1,053	Amedisys, Inc.*	63,538
3,182	American Eagle Outfitters, Inc.	63,417
824	American National Insurance Co.	96,375
75	American Outdoor Brands Corp.*	774
160	American Woodmark Corp.*(1)	15,752
4,050	Amkor Technology, Inc.*	41,026
2,044	AMN Healthcare Services, Inc.*(1)	115,997
1,786	Anika Therapeutics, Inc.*	88,800
1,119	Arch Coal, Inc. Class A	102,814
1,184	Argan, Inc.	50,853
46	Atrion Corp.	29,040

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	United States - 35.9% - (continued)
1,216	AVX Corp.	$20,125
2,338	Banc of California, Inc.(1)	45,123
2,184	Benchmark Electronics, Inc.	65,192
1,051	Big Lots, Inc.(1)	45,750
2,733	BioTelemetry, Inc.*(1)	84,860
450	Blackstone Mortgage Trust, Inc. Class A REIT(1)	14,139
1,692	Boise Cascade Co.	65,311
176	Boston Beer Co., Inc. Class A*	33,273
223	Briggs & Stratton Corp.	4,774
2,828	Buckle, Inc.(1)	62,640
2,346	Byline Bancorp, Inc.*(1)	53,794
327	CACI International, Inc. Class A*	49,491
674	Cambrex Corp.*	35,250
98	Capella Education Co.	8,560
430	Chemed Corp.(1)	117,330
18	Chesapeake Utilities Corp.	1,266
395	Chico’s FAS, Inc.	3,571
779	Children’s Place, Inc.(1)	105,360
725	Cincinnati Bell, Inc.*(1)	10,041
122	Coca-Cola Bottling Co. Consolidated(1)	21,066
255	Compass Minerals International, Inc.(1)	15,376
511	CONMED Corp.	32,362
1,480	Convergys Corp.	33,478
496	Cooper Tire & Rubber Co.(1)	14,533
985	Cooper-Standard Holdings, Inc.*	120,968
2,319	Corvel Corp.*	117,225
980	CSG Systems International, Inc.	44,384
2,551	CVR Energy, Inc.(1)	77,091
1,356	Dean Foods Co.(1)	11,689
1,381	Delek U.S. Holdings, Inc.	56,207
819	Dolby Laboratories, Inc. Class A	52,056
385	Douglas Dynamics, Inc.	16,690
812	DSW, Inc. Class A	18,237
1,989	Eagle Pharmaceuticals, Inc.*(1)	104,800
792	EchoStar Corp. Class A*	41,794
2,117	Emergent Biosolutions, Inc.*	111,460
1,258	Employers Holdings, Inc.	50,886
2,118	Ensign Group, Inc.	55,703
1,217	ePlus, Inc.*	94,561
1,218	Express, Inc.*	8,721
47	Farmer Brothers Co.*	1,419
1,225	FB Financial Corp.*	49,723
1,037	FBL Financial Group, Inc. Class A	71,916
2,520	First Interstate BancSystem, Inc. Class A	99,666
4,431	Forestar Group, Inc.*(1)	93,716
1,539	Genesco, Inc.*	62,483
2,489	Geo Group, Inc. REIT	50,950
1,013	Getty Realty Corp. REIT	25,548
2,352	Globus Medical, Inc. Class A Class A*	117,177
413	GMS, Inc.*	12,621
423	Greenbrier Cos., Inc.(1)	21,256
739	Greif, Inc. Class A	38,613
360	Guess?, Inc.(1)	7,466
2,682	H&E Equipment Services, Inc.	103,230
1,906	Hawaiian Holdings, Inc.	73,762
2,454	Heritage Financial Corp.	75,092
726	HFF, Inc. Class A, REIT	36,082
1,199	Horace Mann Educators Corp.	51,257
149	Hub Group, Inc. Class A*	6,236
44	ICF International, Inc.	2,572
541	Ichor Holdings Ltd.*(1)	13,098

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	United States - 35.9% - (continued)
904	II-VI, Inc.*(1)	$36,974
230	Infinity Property & Casualty Corp.	27,232
1,292	Ingles Markets, Inc. Class A	43,734
1,398	Innospec, Inc.	95,903
4,338	Inovalon Holdings, Inc. Class A*	45,983
2,107	Insight Enterprises, Inc.*	73,597
1,721	Insperity, Inc.	119,696
176	John B Sanfilippo & Son, Inc.	10,185
566	Kaman Corp.	35,160
332	Kelly Services, Inc. Class A	9,641
2,029	KEMET Corp.*	36,786
980	Kraton Corp.*	46,756
3,002	Lantheus Holdings, Inc.*	47,732
1,663	LHC Group, Inc.*	102,374
1,354	LifePoint Health, Inc.*	63,638
1,170	LSC Communications, Inc.	20,416
4,459	Luminex Corp.	93,951
1,115	Magellan Health, Inc.*	119,416
736	ManTech International Corp. Class A	40,826
3,663	Marcus & Millichap, Inc. REIT*	132,088
2,503	Match Group, Inc.*(1)	111,233
9,017	McDermott International, Inc.*(1)	54,914
87	Meredith Corp.(1)	4,681
2,083	Meridian Bioscience, Inc.	29,579
2,353	Meritor, Inc.*	48,378
1,163	MFA Financial, Inc. REIT	8,757
58	MicroStrategy, Inc. Class A*	7,481
553	MoneyGram International, Inc.*	4,767
381	MSG Networks, Inc. Class A*	8,611
3,002	Myriad Genetics, Inc.*	88,709
834	National Presto Industries, Inc.(1)	78,187
318	National Western Life Group, Inc. Class A	96,952
178	Neenah, Inc.	13,955
116	NETGEAR, Inc.*	6,635
7	Northwest Natural Gas Co.	404
184	NuVasive, Inc.*	9,607
8,087	Office Depot, Inc.	17,387
1,288	Oritani Financial Corp.	19,771
2,068	Owens & Minor, Inc.(1)	32,157
3,428	Par Pacific Holdings, Inc.*	58,859
2,878	PBF Energy, Inc. Class A	97,564
1,443	PennyMac Financial Services, Inc. Class A*	32,684
1,879	Philbro Animal Health Corp. Class A	74,596
2,252	Photronics, Inc.*	18,579
314	Plexus Corp.*	18,755
4,308	Quality Systems, Inc.*	58,804
1,247	REX American Resources Corp.*	90,782
1,708	RMR Group, Inc. REIT	119,475
5,903	RPX Corp.	63,103
196	Safety Insurance Group, Inc.	15,063
631	Sanderson Farms, Inc.(1)	75,102
2,160	Sanmina Corp.*	56,484
1,665	Schneider National, Inc. Class B(1)	43,390
30	Scholastic Corp.	1,165
1,755	Schweitzer-Mauduit International, Inc.	68,708
523	Select Income REIT	10,188
600	Select Medical Holdings Corp.*	10,350
1,631	Selective Insurance Group, Inc.	99,002
1,685	Sleep Number Corp.*	59,228
829	SMART Global Holdings, Inc.*(1)	41,317
3,150	Steelcase, Inc. Class A	42,840

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	United States - 35.9% - (continued)
903	Stepan Co.	$75,112
187	Sturm Ruger & Co., Inc.	9,817
2,294	Summit Hotel Properties, Inc. REIT	31,221
2,955	Sunstone Hotel Investors, Inc. REIT(1)	44,975
506	Supernus Pharmaceuticals, Inc.*	23,175
2,939	Sykes Enterprises, Inc.*	85,055
2,430	Syntel, Inc.*	62,038
2,124	TriCo Bancshares	79,055
513	Trinseo S.A.	37,988
10,400	TrustCo Bank Corp.	87,880
1,025	TTEC Holdings, Inc.	31,467
403	TTM Technologies, Inc.*	6,162
426	U.S. Physical Therapy, Inc.	34,634
1,534	Ultra Clean Holdings, Inc.*	29,529
3	UniFirst Corp.	485
2,066	United States Cellular Corp.*	83,033
710	Universal Corp.(1)	34,435
119	Usana Health Sciences, Inc.*	10,222
2,887	Varex Imaging Corp.*	103,297
1,363	Verso Corp. Class A*	22,953
265	Viad Corp.	13,899
2,583	Vonage Holdings Corp.*	27,509
640	Wabash National Corp.(1)	13,318
1,097	Walker & Dunlop, Inc.	65,184
3,510	Warrior Met Coal, Inc.(1)	98,315
666	Weis Markets, Inc.(1)	27,293

		7,915,341

	Total Common Stocks (cost $18,721,541)	$21,694,323

PREFERRED STOCKS - 1.2%
	Brazil - 0.3%
2,558	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	$15,601
6,884	Gol Linhas Aereas Inteligentes S.A.*	44,842

		60,443

	Germany - 0.9%
2,352	Jungheinrich AG, 1.38%	104,018
6,560	Schaeffler AG, 4.39%	101,130

		205,148

	Total Preferred Stocks (cost $226,007)	$265,591

	Total Long-Term Investments (cost $18,947,548)	$21,959,914

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.1%
	Securities Lending Collateral - 4.1%
903,887	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(3)	$903,887

	Total Short-Term Investments (cost $903,887)	$903,887

Total Investments (cost $19,851,435)	103.7%	$22,863,801
Other Assets and Liabilities	(3.7)%	(824,943)

Total Net Assets	100.0%	$22,038,858

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $749,421, which represented 3.4% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$1,086,154	$1,086,154	$—	$—
Belgium	91,458	91,458	—	—
Bermuda	133,951	133,951	—	—
Brazil	304,107	304,107	—	—
Canada	1,111,773	1,111,773	—	—
China	2,166,885	2,166,885	—	—
Denmark	176,917	176,917	—	—
Finland	17,636	17,636	—	—
France	151,919	151,919	—	—
Georgia	104,606	104,606	—	—
Germany	50,584	50,584	—	—
Hong Kong	263,080	263,080	—	—
Ireland	22,011	22,011	—	—
Israel	373,672	373,672	—	—
Italy	284,255	284,255	—	—
Japan	2,959,229	2,959,229	—	—
Luxembourg	31,898	31,898	—	—
Netherlands	179,499	179,499	—	—
New Zealand	92,047	92,047	—	—
Portugal	1,261	1,261	—	—
Puerto Rico	112,402	112,402	—	—
Singapore	173,306	173,306	—	—
South Africa	226,263	226,263	—	—
South Korea	1,358,216	1,358,216	—	—
Spain	82,053	82,053	—	—
Sweden	177,291	177,291	—	—
Switzerland	336,142	336,142	—	—
Taiwan	781,332	781,332	—	—
Thailand	62,948	62,948	—	—
United Kingdom	866,087	866,087	—	—
United States	7,915,341	7,915,341	—	—
Preferred Stocks	265,591	265,591	—	—
Short-Term Investments	903,887	903,887	—	—

Total	$22,863,801	$22,863,801	$—	$—

(1)	For the six-month period ended March 31, 2018, there were no transfers between Level 1 and Level 2, and investments valued at $87,562 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Australia - 5.4%
4,606	Adelaide Brighton Ltd.(1)	$21,975
1,049	AGL Energy Ltd.	17,444
2,185	Amcor Ltd.	23,749
1,572	Aristocrat Leisure Ltd.	29,012
1,005	Australia & New Zealand Banking Group Ltd.	20,706
1,014	Caltex Australia Ltd.	24,423
582	CIMIC Group Ltd.	19,852
76	Cochlear Ltd.	10,588
135	Commonwealth Bank of Australia	7,488
230	CSL Ltd.	27,426
5,067	DuluxGroup Ltd.	28,683
479	GPT Group REIT	1,742
971	National Australia Bank Ltd.	21,220
1,212	Sonic Healthcare Ltd.	21,271
2,023	Stockland REIT	6,254
867	Tabcorp Holdings Ltd.	2,919
154	Wesfarmers Ltd.	4,909
295	Westpac Banking Corp.	6,476

		296,137

	Austria - 0.1%
74	Voestalpine AG	3,874

	Belgium - 0.1%
28	Cofinimmo S.A. REIT	3,629

	Brazil - 1.1%
4,109	Ambev S.A.	29,758
1,500	Fibria Celulose S.A.	29,349
200	WEG S.A.	1,361

		60,468

	Canada - 8.7%
208	Alimentation Couche-Tard, Inc. Class B	9,304
259	Bank of Montreal	19,551
313	Bank of Nova Scotia	19,267
741	BCE, Inc.	31,864
1,510	CAE, Inc.	28,086
190	Canadian Imperial Bank of Commerce	16,759
274	Canadian National Railway Co.	20,012
199	Canadian Tire Corp. Ltd. Class A	26,147
410	CCL Industries, Inc. Class B	20,684
261	Dollarama, Inc.	31,699
380	Enbridge, Inc.	11,943
11	George Weston Ltd.	885
202	Imperial Oil Ltd.	5,346
137	Inter Pipeline(1)	2,376
122	Loblaw Cos. Ltd.	6,159
41	Onex Corp.	2,955
1,129	Parkland Fuel Corp.	25,387
228	Pembina Pipeline Corp.	7,109
682	RioCan REIT	12,505
609	Rogers Communications, Inc. Class B	27,180
230	Royal Bank of Canada	17,754
316	Shaw Communications, Inc. Class B	6,084
874	Suncor Energy, Inc.	30,160
800	TELUS Corp.	28,072
97	Thomson Reuters Corp.	3,749
316	Toronto-Dominion Bank	17,920
601	TransCanada Corp.	24,837
500	WSP Global, Inc.	23,013

		476,807

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Chile - 0.2%
54,486	Enersis Americas S.A.	$12,727

	China - 5.3%
1,000	AAC Technologies Holdings, Inc.	18,042
36,000	Agricultural Bank of China Ltd. Class H	20,458
14,000	China Construction Bank Corp. Class H	14,377
6,500	China Merchants Bank Co., Ltd. Class H	26,627
15,000	Country Garden Holdings Co., Ltd.	30,885
14,000	CSPC Pharmaceutical Group Ltd.	37,193
7,200	Fuyao Glass Industry Group Co., Ltd. Class H(2)	27,751
18,000	Jiangsu Expressway Co., Ltd. Class H	25,458
3,000	Shenzhou International Group Holdings Ltd.	31,593
600	Tencent Holdings Ltd.	31,314
21,000	Zall Group Ltd.*	29,808

		293,506

	Denmark - 2.0%
715	Danske Bank A/S	26,590
360	DSV A/S	28,172
743	GN Store Nord AS	26,161
552	Novo Nordisk A/S Class B	27,095

		108,018

	Finland - 0.1%
138	Kone Oyj Class B	6,879

	France - 3.6%
239	Air Liquide S.A.	29,241
26	Cie Generale des Etablissements Michelin SCA	3,834
46	Hermes International	27,240
71	L’Oreal S.A.	16,010
99	LVMH Moet Hennessy Louis Vuitton SE	30,463
259	Safran S.A.	27,387
56	Sanofi	4,499
223	Sodexo S.A.	22,462
39	Thales S.A.	4,746
528	Total S.A.	29,955

		195,837

	Germany - 3.0%
120	adidas AG	29,022
92	Allianz SE	20,751
291	BASF SE	29,515
1,067	Deutsche Telekom AG	17,387
161	Fresenius Medical Care AG & Co. KGaA	16,430
265	SAP SE	27,693
85	Siemens AG	10,822
202	United Internet AG	12,695

		164,315

	Hong Kong - 5.8%
1,500	China Mobile Ltd.	13,751
16,000	CITIC Ltd.	22,384
1,500	CK Hutchison Holdings Ltd.	17,947
2,000	CK Infrastructure Holdings Ltd.	16,348
2,500	CLP Holdings Ltd.	25,451
1,100	Dairy Farm International Holdings Ltd.(1)	8,745
8,000	Guangdong Investment Ltd.	12,579
600	Hang Seng Bank Ltd.	13,883
9,600	Hong Kong & China Gas Co., Ltd.	19,718
1,000	Hopewell Holdings Ltd.	3,816
300	Jardine Strategic Holdings Ltd.	11,502
3,500	Link REIT	29,879

The accompanying notes are an integral part of these financial statements.

39

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Hong Kong - 5.8% - (continued)
3,500	MTR Corp. Ltd.	$18,819
3,000	Orient Overseas International Ltd.	27,140
1,000	Power Assets Holdings Ltd.	8,913
2,000	Swire Pacific Ltd. Class A	20,170
800	Swire Properties Ltd.	2,803
1,900	VTech Holdings Ltd.	23,991
24,000	Zhongyu Gas Holdings Ltd.*	23,180

		321,019

	India - 2.0%
112	HDFC Bank Ltd. ADR	11,062
1,656	Infosys Ltd. ADR(1)	29,560
598	Reliance Industries Ltd. GDR(2)	16,206
4,862	Wipro Ltd. ADR(1)	25,088
629	WNS Holdings Ltd. ADR*	28,512

		110,428

	Indonesia - 2.5%
48,000	Astra International Tbk PT	25,451
100	Bank Central Asia Tbk PT	169
33,200	Bank Negara Indonesia Persero Tbk PT	20,920
66,485	Chandra Asri Petrochemical Tbk PT	30,061
7,900	Indofood CBP Sukses Makmur Tbk PT	4,748
127,500	Kalbe Farma Tbk PT	13,891
67,100	Telekomunikasi Indonesia Persero Tbk PT	17,546
7,400	Unilever Indonesia Tbk PT	26,620

		139,406

	Ireland - 1.1%
754	CRH plc	25,566
1,242	Experian plc	26,787
92	Paddy Power Betfair plc	9,442

		61,795

	Israel - 1.3%
315	Alony Hetz Properties & Investments Ltd.	2,836
102	Azrieli Group Ltd.	4,884
116	Elbit Systems Ltd.	13,910
276	Nice Ltd.	25,605
152	Paz Oil Co., Ltd.	22,318

		69,553

	Italy - 1.2%
1,797	Eni S.p.A.	31,577
87	Luxottica Group S.p.A.	5,403
777	Recordati S.p.A.	28,649

		65,629

	Japan - 16.1%
1,200	Alfresa Holdings Corp.(1)	26,731
100	Aoyama Trading Co., Ltd.	3,912
100	Asahi Group Holdings Ltd.	5,350
1,600	Astellas Pharma, Inc.	24,312
600	Azbil Corp.	27,955
600	Bridgestone Corp.	26,110
700	Canon, Inc.	25,341
300	Daikin Industries Ltd.	32,849
75	Daito Trust Construction Co., Ltd.	12,701
600	Daiwa House Industry Co., Ltd.	22,793
500	Denso Corp.	27,184
100	East Japan Railway Co.	9,283
600	FUJIFILM Holdings Corp.	23,673
100	Hankyu Hanshin Holdings, Inc.	3,714

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Japan - 16.1% - (continued)
200	Hikari Tsushin, Inc.	$31,914
500	Hoya Corp.	24,960
200	Ito En Ltd.	7,776
1,800	ITOCHU Corp.(1)	34,722
700	Japan Airlines Co., Ltd.	28,230
2	Japan Logistics Fund, Inc. REIT(1)	4,040
1	Japan Retail Fund Investment Corp. REIT	1,937
900	Kagome Co., Ltd.	31,396
50	Keyence Corp.	30,795
100	Kuraray Co., Ltd.	1,711
400	Kyocera Corp.	22,292
500	McDonald’s Holdings Co. Japan Ltd.	23,554
1,600	Mitsubishi Electric Corp.	25,568
100	Mitsubishi Tanabe Pharma Corp.	2,008
600	Mitsui & Co., Ltd.	10,212
6,100	Mizuho Financial Group, Inc.(1)	10,984
200	Nagoya Railroad Co., Ltd.	5,066
200	Nikon Corp.	3,571
1,300	Nippon Kayaku Co., Ltd.	15,964
500	Nippon Telegraph & Telephone Corp.	23,047
300	Nissan Chemical Industries Ltd.	12,299
900	Nissan Motor Co., Ltd.(1)	9,262
2,000	NTT Data Corp.	20,743
200	Oriental Land Co., Ltd.	20,292
400	Osaka Gas Co., Ltd.	7,887
500	Otsuka Holdings Co., Ltd.	24,885
300	Secom Co., Ltd.	22,087
800	Shimadzu Corp.	21,709
100	Shin-Etsu Chemical Co., Ltd.	10,226
1,400	Sumitomo Rubber Industries Ltd.	25,486
100	Taisho Pharmaceutical Holdings Co., Ltd.	9,826
500	Takeda Pharmaceutical Co., Ltd.	24,071
600	Terumo Corp.	30,917
100	Tokio Marine Holdings, Inc.	4,488
400	Toyota Motor Corp.	25,734

		881,567

	Malaysia - 0.8%
8,000	DiGi.Com Bhd	9,576
3,000	Genting Malaysia Bhd	3,762
5,600	Maxis Bhd	8,223
4,900	Petronas Chemicals Group Bhd	10,324
3,400	Tenaga Nasional Bhd	14,205

		46,090

	Malta - 0.3%
1,291	Kindred Group plc SDR	17,597

	Mexico - 0.2%
1,304	Fomento Economico Mexicano S.A.B. de C.V.	11,888

	Netherlands - 0.7%
74	Koninklijke DSM N.V.	7,339
117	Koninklijke Philips N.V.	4,484
913	Royal Dutch Shell plc Class A	28,606

		40,429

	Norway - 1.0%
1,148	Statoil ASA	27,000
1,183	Telenor ASA	26,671

		53,671

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Philippines - 1.1%
2,790	Aboitiz Equity Ventures, Inc.	$3,609
8,900	Aboitiz Power Corp.	6,601
340	Ayala Corp.	6,177
7,500	Ayala Land, Inc.	5,908
3,400	Manila Electric Co.	20,722
640	SM Investments Corp.	11,248
9,600	SM Prime Holdings, Inc.	6,200

		60,465

	Poland - 0.1%
258	Polski Koncern Naftowy Orlen S.A.	6,336

	Portugal - 0.1%
385	Galp Energia SGPS S.A.	7,247

	Russia - 0.1%
334	MMC Norilsk Nickel PJSC ADR	6,191

	Singapore - 2.3%
200	Ascendas REIT	401
1,500	DBS Group Holdings Ltd.	31,457
1,800	Frasers Centrepoint Trust	3,006
2,900	Mapletree Industrial Trust REIT	4,490
1,800	Mapletree Logistics Trust REIT	1,688
200	Oversea-Chinese Banking Corp. Ltd.	1,955
3,400	SATS Ltd.	13,301
4,600	Singapore Telecommunications Ltd.	11,842
100	Suntec REIT	144
900	United Overseas Bank Ltd.	18,875
1,200	UOL Group Ltd.	7,824
1,400	Venture Corp. Ltd.	30,012

		124,995

	South Africa - 0.4%
238	AVI Ltd.	2,226
950	Bidvest Group Ltd.	17,968

		20,194

	South Korea - 6.2%
9	CJ O Shopping Co., Ltd.	1,887
223	Fila Korea Ltd.	22,490
69	GS Home Shopping, Inc.	12,164
24	Hyundai Mobis Co., Ltd.	5,719
193	Hyundai Motor Co.	25,983
483	Kangwon Land, Inc.	12,348
174	KB Financial Group, Inc.	10,056
595	Kia Motors Corp.	17,779
1,096	LF Corp.	27,300
3	LG Chem Ltd.	1,086
217	LG Corp.	17,691
57	LG Display Co., Ltd.	1,382
961	LG Uplus Corp.	11,090
297	Loen Entertainment, Inc.	30,789
2	NAVER Corp.	1,474
339	Nexen Tire Corp.	3,960
319	S-1 Corp.	28,731
13	Samsung Electronics Co., Ltd.	29,905
251	Shinhan Financial Group Co., Ltd.	10,632
40	SK Holdings Co., Ltd.	11,202
372	SK Hynix, Inc.	28,025
121	SK Telecom Co., Ltd.	26,109

		337,802

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Spain - 0.5%
400	Amadeus IT Group S.A.	$29,507

	Sweden - 2.0%
636	Atlas Copco AB Class A	27,430
571	Holmen AB Class B	30,886
2,722	Svenska Cellulosa AB SCA Class B	28,901
965	Swedbank AB Class A	21,548

		108,765

	Switzerland - 3.9%
1,095	ABB Ltd.	25,980
392	Ferguson plc	29,441
12	Givaudan S.A.	27,268
251	Nestle S.A.	19,821
313	Novartis AG	25,253
87	Roche Holding AG	19,906
3	Sika AG	23,449
277	Swiss Re AG	28,140
54	Zurich Insurance Group AG	17,673

		216,931

	Taiwan - 3.4%
3,000	Cheng Shin Rubber Industry Co., Ltd.	4,872
11,000	Chong Hong Construction Co., Ltd.	31,879
6,000	Chunghwa Telecom Co., Ltd.	22,945
2,000	Far EasTone Telecommunications Co., Ltd.*	5,282
2,000	Formosa Plastics Corp.	7,065
2,000	Greatek Electronics, Inc.	3,807
4,000	Hon Hai Precision Industry Co., Ltd.	12,347
2,000	Nan Ya Plastics Corp.	5,611
3,000	Powertech Technology, Inc.	9,353
1,000	President Chain Store Corp.	10,049
7,600	Ruentex Development Co., Ltd.*	8,941
2,000	Taiwan Mobile Co., Ltd.	7,477
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	25,105
13,000	Uni-President Enterprises Corp.	30,452

		185,185

	Thailand - 3.0%
800	Advanced Info Service PCL NVDR	5,270
15,200	Airports of Thailand PCL NVDR	32,082
7,600	Bangkok Dusit Medical Services PCL NVDR	5,711
1,500	Bumrungrad Hospital PCL NVDR	9,930
900	Central Pattana PCL NVDR	2,259
9,000	CP ALL PCL NVDR	25,112
800	Electricity Generating PCL NVDR	5,859
900	Glow Energy PCL NVDR	2,446
3,400	Ratchaburi Electricity Generating Holding PCL NVDR	5,600
1,504	Siam Cement PCL NVDR	23,760
11,400	Supalai PCL NVDR	7,984
31,000	Thai Beverage PCL	18,440
2,600	Thai Union Group PCL NVDR	1,555
15,300	Thai Vegetable Oil PCL NVDR	16,758

		162,766

	Turkey - 2.3%
3,465	Aselsan Elektronik Sanayi Ve Ticaret AS	26,853
1,136	BIM Birlesik Magazalar AS	20,461
20,758	Enka Insaat ve Sanayi AS	28,349
1,536	KOC Holding AS	6,312
14,516	Soda Sanayii A.S.	20,044
453	Tupras Turkiye Petrol Rafinerileri AS	12,567

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Turkey - 2.3% - (continued)
132	Turk Traktor ve Ziraat Makineleri AS	$2,408
2,161	Turkcell Iletisim Hizmetleri AS	8,215

		125,209

	United Kingdom - 10.5%
925	Ashtead Group plc	25,173
408	AstraZeneca plc	28,019
2,533	BAE Systems plc	20,659
4,553	BP plc	30,609
445	British American Tobacco plc	25,788
1,279	Compass Group plc	26,114
514	Croda International plc	32,937
804	Diageo plc	27,204
1,216	GlaxoSmithKline plc	23,779
1,571	Halma plc	25,983
2,771	HSBC Holdings plc	25,865
474	InterContinental Hotels Group plc	28,379
413	Intertek Group plc	26,998
1,192	National Grid plc	13,414
191	Reckitt Benckiser Group plc	16,167
1,334	RELX N.V.	27,612
1,243	RELX plc	25,545
7,402	Rentokil Initial plc	28,212
1,007	Sage Group plc	9,029
1,415	Smith & Nephew plc	26,420
431	Smiths Group plc	9,151
146	Spectris plc	5,518
398	Unilever N.V.	22,452
450	Unilever plc	24,970
6,776	Vodafone Group plc	18,461

		574,458

	United States - 0.8%
374	Carnival plc	24,029
4,500	Samsonite International S.A.	20,469

		44,498

	Total Common Stocks (cost $5,064,679)	$5,451,818

PREFERRED STOCKS - 0.2%
	Germany - 0.2%
155	Fuchs Petrolub SE, 2.01%	$8,407

	Total Preferred Stocks (cost $8,637)	$8,407

	Total Long-Term Investments (cost $5,073,316)	$5,460,225

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.2%
	Securities Lending Collateral - 2.2%
121,186	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(3)	$121,186

	Total Short-Term Investments (cost $121,186)	$121,186

Total Investments (cost $5,194,502)	101.7%	$5,581,411
Other Assets and Liabilities	(1.7)%	(91,328)

Total Net Assets	100.0%	$5,490,083

The accompanying notes are an integral part of these financial statements.

42

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $43,957, which represented 0.8% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

43

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$296,137	$296,137	$—	$—
Austria	3,874	3,874	—	—
Belgium	3,629	3,629	—	—
Brazil	60,468	60,468	—	—
Canada	476,807	476,807	—	—
Chile	12,727	12,727	—	—
China	293,506	293,506	—	—
Denmark	108,018	108,018	—	—
Finland	6,879	6,879	—	—
France	195,837	195,837	—	—
Germany	164,315	164,315	—	—
Hong Kong	321,019	321,019	—	—
India	110,428	110,428	—	—
Indonesia	139,406	139,406	—	—
Ireland	61,795	61,795	—	—
Israel	69,553	69,553	—	—
Italy	65,629	65,629	—	—
Japan	881,567	881,567	—	—
Malaysia	46,090	46,090	—	—
Malta	17,597	17,597	—	—
Mexico	11,888	11,888	—	—
Netherlands	40,429	40,429	—	—
Norway	53,671	53,671	—	—
Philippines	60,465	60,465	—	—
Poland	6,336	6,336	—	—
Portugal	7,247	7,247	—	—
Russia	6,191	6,191	—	—
Singapore	124,995	124,995	—	—
South Africa	20,194	20,194	—	—
South Korea	337,802	337,802	—	—
Spain	29,507	29,507	—	—
Sweden	108,765	108,765	—	—
Switzerland	216,931	216,931	—	—
Taiwan	185,185	185,185	—	—
Thailand	162,766	162,766	—	—
Turkey	125,209	125,209	—	—
United Kingdom	574,458	574,458	—	—
United States	44,498	44,498	—	—
Preferred Stocks	8,407	8,407	—	—
Short-Term Investments	121,186	121,186	—	—

Total	$5,581,411	$5,581,411	$—	$—

(1)	For the six-month period ended March 31, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

44

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.1%
240	Cooper Tire & Rubber Co.(1)	$7,032
709	Fox Factory Holding Corp.*	24,744
226	Visteon Corp.*	24,914

		56,690

	Banks - 2.0%
1,208	Beneficial Bancorp, Inc.	18,784
331	Capitol Federal Financial, Inc.	4,088
560	CenterState Bank Corp.	14,857
39	Commerce Bancshares, Inc.	2,336
743	Investors Bancorp, Inc.(1)	10,135
71	JP Morgan Chase & Co.	7,808
834	Meridian Bancorp, Inc.	16,805
641	US Bancorp	32,371

		107,184

	Capital Goods - 12.7%
247	3M Co.	54,222
169	Boeing Co.	55,412
427	BWX Technologies, Inc.	27,127
37	ESCO Technologies, Inc.	2,166
115	General Dynamics Corp.	25,404
673	General Electric Co.	9,072
25	Harris Corp.	4,032
482	Honeywell International, Inc.	69,654
212	Hubbell, Inc.	25,817
44	IDEX Corp.	6,270
278	Illinois Tool Works, Inc.	43,552
439	Kaman Corp.	27,271
168	Lincoln Electric Holdings, Inc.	15,112
159	Lockheed Martin Corp.	53,731
256	MSC Industrial Direct Co., Inc. Class A	23,478
159	Northrop Grumman Corp.	55,510
254	Raytheon Co.	54,818
280	Rockwell Collins, Inc.	37,758
12	Roper Technologies, Inc.	3,368
15	Stanley Black & Decker, Inc.	2,298
412	Toro Co.	25,729
327	United Technologies Corp.	41,143

		662,944

	Commercial & Professional Services - 3.1%
44	Cintas Corp.	7,505
120	IHS Markit Ltd.*	5,789
56	Matthews International Corp. Class A	2,834
592	Republic Services, Inc.	39,208
503	Rollins, Inc.	25,668
542	Tetra Tech, Inc.	26,531
630	Waste Management, Inc.	52,996

		160,531

	Consumer Durables & Apparel - 0.3%
77	Mohawk Industries, Inc.*	17,881

	Consumer Services - 9.7%
610	Aramark	24,131
283	Bright Horizons Family Solutions, Inc.*	28,221
427	Carnival Corp.	28,003
394	Cheesecake Factory, Inc.(1)	18,999
101	Churchill Downs, Inc.	24,649
104	Cracker Barrel Old Country Store, Inc.(1)	16,557
432	Darden Restaurants, Inc.	36,828

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 9.7% - (continued)
184	Domino’s Pizza, Inc.	$42,975
459	Dunkin’ Brands Group, Inc.(1)	27,398
47	Graham Holdings Co. Class B	28,306
180	Hilton Worldwide Holdings, Inc.	14,177
36	Jack in the Box, Inc.	3,072
531	McDonald’s Corp.	83,038
264	Papa John’s International, Inc.	15,127
136	Service Corp. International/US	5,132
645	Starbucks Corp.	37,339
33	Vail Resorts, Inc.	7,316
1,457	Wendy’s Co.	25,570
480	Yum! Brands, Inc.	40,862

		507,700

	Diversified Financials - 2.0%
83	American Express Co.	7,742
514	Apollo Commercial Real Estate Finance, Inc. REIT(1)	9,242
242	Berkshire Hathaway, Inc. Class B*	48,274
440	Blackstone Mortgage Trust, Inc. Class A REIT(1)	13,825
432	Capstead Mortgage Corp. REIT	3,737
20	CBOE Holdings, Inc.	2,282
183	Chimera Investment Corp. REIT	3,186
5	CME Group, Inc.	809
402	MFA Financial, Inc. REIT	3,027
20	Nasdaq, Inc.	1,724
72	SEI Investments Co.	5,393
367	Starwood Property Trust, Inc. REIT	7,689

		106,930

	Energy - 5.4%
695	Chevron Corp.	79,258
1,013	Exxon Mobil Corp.	75,580
424	Occidental Petroleum Corp.	27,543
576	Phillips 66	55,250
558	Schlumberger Ltd.	36,147
77	Valero Energy Corp.	7,143
71	Williams Cos., Inc.	1,765

		282,686

	Food & Staples Retailing - 1.5%
123	Costco Wholesale Corp.	23,177
347	Sysco Corp.	20,806
376	Walmart, Inc.	33,453

		77,436

	Food, Beverage & Tobacco - 3.8%
838	Altria Group, Inc.	52,224
24	Brown-Forman Corp. Class B	1,306
674	Coca-Cola Co.	29,272
1,049	ConAgra Foods, Inc.	38,687
455	Fresh Del Monte Produce, Inc.	20,584
196	Kellogg Co.(1)	12,742
302	PepsiCo, Inc.	32,963
95	Philip Morris International, Inc.	9,443

		197,221

	Health Care Equipment & Services - 5.7%
238	Abbott Laboratories	14,261
578	Baxter International, Inc.	37,593
85	Cooper Cos., Inc.	19,449
278	Danaher Corp.	27,219
200	IDEXX Laboratories, Inc.*	38,278

The accompanying notes are an integral part of these financial statements.

45

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 5.7% - (continued)
17	Intuitive Surgical, Inc.*	$7,018
21	Laboratory Corp. of America Holdings*	3,397
72	Masimo Corp.*	6,332
176	Quest Diagnostics, Inc.	17,653
79	STERIS plc	7,375
148	Stryker Corp.	23,816
358	UnitedHealth Group, Inc.	76,612
91	Varian Medical Systems, Inc.*	11,161
31	WellCare Health Plans, Inc.*	6,003

		296,167

	Household & Personal Products - 1.7%
240	Church & Dwight Co., Inc.	12,087
164	Clorox Co.	21,830
284	Colgate-Palmolive Co.	20,357
48	Kimberly-Clark Corp.	5,286
262	Procter & Gamble Co.	20,771
76	Spectrum Brands Holdings, Inc.(1)	7,881

		88,212

	Insurance - 1.7%
25	American Financial Group, Inc.	2,805
21	Aon plc	2,947
218	Arch Capital Group Ltd.*	18,659
26	Argo Group International Holdings Ltd.	1,467
144	Arthur J Gallagher & Co.	9,897
390	Axis Capital Holdings Ltd.	22,452
184	Brown & Brown, Inc.	4,681
44	Erie Indemnity Co. Class A	5,176
11	Everest Re Group Ltd.	2,825
84	Loews Corp.	4,177
109	Torchmark Corp.	9,175
7	White Mountains Insurance Group Ltd.	5,758

		90,019

	Materials - 9.2%
258	Air Products & Chemicals, Inc.	41,030
274	AptarGroup, Inc.	24,613
218	Ashland Global Holdings, Inc.	15,214
203	Balchem Corp.	16,595
290	Ball Corp.(1)	11,516
364	Compass Minerals International, Inc.(1)	21,949
480	Crown Holdings, Inc.*	24,360
383	Ecolab, Inc.	52,498
436	Monsanto Co.	50,877
57	NewMarket Corp.(1)	22,896
352	Praxair, Inc.	50,794
116	Quaker Chemical Corp.	17,183
516	RPM International, Inc.	24,598
282	Scotts Miracle-Gro Co. Class A(1)	24,181
24	Sensient Technologies Corp.	1,694
41	Sherwin-Williams Co.	16,077
902	Silgan Holdings, Inc.	25,121
544	Sonoco Products Co.	26,384
206	WR Grace & Co.	12,613

		480,193

	Media - 3.4%
1,512	Comcast Corp. Class A	51,665
181	John Wiley & Sons, Inc. Class A	11,529
131	Omnicom Group, Inc.	9,520
510	Time Warner, Inc.	48,236

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media - 3.4% - (continued)
657	Tribune Media Co. Class A	$26,615
279	Walt Disney Co.	28,023

		175,588

	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
27	AbbVie, Inc.	2,555
1,484	Akorn, Inc.*	27,766
20	Amgen, Inc.	3,410
51	Bio-Rad Laboratories, Inc. Class A*	12,754
108	Bio-Techne Corp.	16,312
613	Johnson & Johnson	78,556
530	Merck & Co., Inc.	28,869
280	PerkinElmer, Inc.	21,202
1,226	Pfizer, Inc.	43,511
19	Waters Corp.*	3,774
163	Zoetis, Inc.	13,612

		252,321

	Real Estate - 4.7%
336	American Campus Communities, Inc. REIT	12,976
171	American Tower Corp. REIT	24,853
240	Apartment Investment & Management Co. Class A, REIT	9,780
48	AvalonBay Communities, Inc. REIT	7,894
68	Camden Property Trust REIT	5,724
185	Crown Castle International Corp. REIT	20,278
207	Digital Realty Trust, Inc. REIT	21,814
155	Douglas Emmett, Inc. REIT	5,698
12	EastGroup Properties, Inc. REIT	992
68	EPR Properties	3,767
560	Equity Commonwealth REIT*	17,175
242	Equity LifeStyle Properties, Inc. REIT	21,240
20	Essex Property Trust, Inc. REIT	4,814
204	LTC Properties, Inc. REIT	7,752
93	Mid-America Apartment Communities, Inc. REIT	8,485
1,647	Monmouth Real Estate Investment Corp. REIT	24,771
113	PS Business Parks, Inc. REIT	12,774
33	Public Storage REIT	6,613
966	Retail Opportunity Investments Corp. REIT(1)	17,069
212	UDR, Inc. REIT	7,552
40	Ventas, Inc. REIT	1,981
57	Washington Real Estate Investment Trust REIT	1,556

		245,558

	Retailing - 2.4%
35	AutoZone, Inc.*	22,704
278	Home Depot, Inc.	49,551
436	LKQ Corp.*	16,546
132	Pool Corp.	19,301
204	TJX Cos., Inc.	16,638

		124,740

	Semiconductors & Semiconductor Equipment - 0.3%
340	Intel Corp.	17,707

	Software & Services - 9.5%
16	Adobe Systems, Inc.*	3,457
5	Alphabet, Inc. Class A*	5,186
576	Amdocs Ltd.	38,431
344	Aspen Technology, Inc.*	27,138
278	Automatic Data Processing, Inc.	31,547
1,120	Blucora, Inc.*	27,552
260	Broadridge Financial Solutions, Inc.	28,519

The accompanying notes are an integral part of these financial statements.

46

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 9.5% - (continued)
17	Cognizant Technology Solutions Corp. Class A	$1,369
44	ExlService Holdings, Inc.*	2,454
29	Facebook, Inc. Class A*	4,634
268	Fidelity National Information Services, Inc.	25,808
384	Fiserv, Inc.*	27,383
75	Gartner, Inc. Class A*	8,822
420	Genpact Ltd.	13,436
450	International Business Machines Corp.	69,044
251	Jack Henry & Associates, Inc.	30,358
119	Mastercard, Inc. Class A	20,844
387	Microsoft Corp.	35,322
548	Paychex, Inc.	33,751
171	Progress Software Corp.	6,575
129	Synopsys, Inc.*	10,738
192	VeriSign, Inc.*(1)	22,764
183	Visa, Inc. Class A	21,890

		497,022

	Technology Hardware & Equipment - 1.8%
347	Amphenol Corp. Class A	29,887
781	Benchmark Electronics, Inc.	23,313
310	Cisco Systems, Inc.	13,296
45	Dolby Laboratories, Inc. Class A	2,860
185	Motorola Solutions, Inc.	19,480
44	TE Connectivity Ltd.	4,396

		93,232

	Telecommunication Services - 5.3%
2,091	AT&T, Inc.	74,544
1,603	CenturyLink, Inc.	26,337
588	Cogent Communications Holdings, Inc.	25,519
2,637	Sprint Corp.*(1)	12,869
583	T-Mobile US, Inc.*	35,587
175	Telephone & Data Systems, Inc.	4,905
1,625	Verizon Communications, Inc.	77,708
474	Vonage Holdings Corp.*	5,048
500	Zayo Group Holdings, Inc.*	17,080

		279,597

	Transportation - 2.7%
117	CH Robinson Worldwide, Inc.	10,964
61	Expeditors International of Washington, Inc.	3,861
515	Heartland Express, Inc.	9,265
183	J.B. Hunt Transport Services, Inc.	21,439
168	Landstar System, Inc.	18,421
214	Union Pacific Corp.	28,768
440	United Parcel Service, Inc. Class B	46,050

		138,768

	Utilities - 5.0%
340	Alliant Energy Corp.	13,892
63	American Electric Power Co., Inc.	4,321
113	American Water Works Co., Inc.	9,281
96	Atmos Energy Corp.	8,087
132	CenterPoint Energy, Inc.	3,617
210	CMS Energy Corp.	9,511
179	Consolidated Edison, Inc.	13,951
416	Dominion Energy, Inc.	28,051
101	DTE Energy Co.	10,544
154	Duke Energy Corp.	11,930
171	El Paso Electric Co.	8,721
69	Entergy Corp.	5,436

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 5.0% - (continued)
65	IDACORP, Inc.	$5,737
1,002	MDU Resources Group, Inc.	28,216
20	MGE Energy, Inc.	1,122
28	NextEra Energy, Inc.	4,573
722	NiSource, Inc.	17,263
31	Portland General Electric Co.	1,256
101	PPL Corp.	2,857
116	Public Service Enterprise Group, Inc.	5,828
250	Southern Co.	11,165
203	Spire, Inc.	14,677
52	UGI Corp.	2,310
117	Vectren Corp.	7,479
248	WEC Energy Group, Inc.	15,550
103	Westar Energy, Inc.	5,417
264	Xcel Energy, Inc.	12,007

		262,799

	Total Common Stocks (cost $5,030,628)	$5,219,126

	Total Long-Term Investments (cost $5,030,628)	$5,219,126

SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
46,042	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(2)	$46,042

	Total Short-Term Investments (cost $46,042)	$46,042

Total Investments (cost $5,076,670)	100.7%	$5,265,168
Other Assets and Liabilities	(0.7)%	(38,562)

Total Net Assets	100.0%	$5,226,606

The accompanying notes are an integral part of these financial statements.

47

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

48

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$56,690	$56,690	$—	$—
Banks	107,184	107,184	—	—
Capital Goods	662,944	662,944	—	—
Commercial & Professional Services	160,531	160,531	—	—
Consumer Durables & Apparel	17,881	17,881	—	—
Consumer Services	507,700	507,700	—	—
Diversified Financials	106,930	106,930	—	—
Energy	282,686	282,686	—	—
Food & Staples Retailing	77,436	77,436	—	—
Food, Beverage & Tobacco	197,221	197,221	—	—
Health Care Equipment & Services	296,167	296,167	—	—
Household & Personal Products	88,212	88,212	—	—
Insurance	90,019	90,019	—	—
Materials	480,193	480,193	—	—
Media	175,588	175,588	—	—
Pharmaceuticals, Biotechnology & Life Sciences	252,321	252,321	—	—
Real Estate	245,558	245,558	—	—
Retailing	124,740	124,740	—	—
Semiconductors & Semiconductor Equipment	17,707	17,707	—	—
Software & Services	497,022	497,022	—	—
Technology Hardware & Equipment	93,232	93,232	—	—
Telecommunication Services	279,597	279,597	—	—
Transportation	138,768	138,768	—	—
Utilities	262,799	262,799	—	—
Short-Term Investments	46,042	46,042	—	—

Total	$5,265,168	$5,265,168	$—	$—

(1)	For the six-month period ended March 31, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

49

Hartford Multifactor REIT ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Diversified REITs - 8.0%
15,969	Armada Hoffler Properties, Inc. REIT	$218,616
12,803	Empire State Realty Trust, Inc. Class A, REIT	214,962
11,796	Select Income REIT	229,786
3,582	WP Carey, Inc. REIT	222,048

		885,412

	Health Care REITs - 7.9%
5,700	LTC Properties, Inc. REIT	216,600
16,980	Medical Properties Trust, Inc. REIT	220,740
3,249	National Health Investors, Inc. REIT	218,625
8,040	Omega Healthcare Investors, Inc. REIT(1)	217,402

		873,367

	Hotel & Resort REITs - 10.0%
11,648	Host Hotels & Resorts, Inc. REIT	217,119
8,162	MGM Growth Properties LLC Class A, REIT	216,620
3,084	Ryman Hospitality Properties, Inc. REIT	238,856
16,756	Summit Hotel Properties, Inc. REIT	228,049
10,845	Xenia Hotels & Resorts, Inc. REIT	213,863

		1,114,507

	Industrial REITs - 6.0%
8,747	Duke Realty Corp. REIT	231,621
2,645	EastGroup Properties, Inc. REIT	218,636
7,485	First Industrial Realty Trust, Inc. REIT(1)	218,786

		669,043

	Office REITs - 7.7%
15,556	City Office, Inc. REIT	179,827
8,449	Corporate Office Properties Trust REIT	218,238
25,659	Cousins Properties, Inc. REIT	222,720
5,012	Highwoods Properties, Inc. REIT	219,626
861	Piedmont Office Realty Trust, Inc. Class A, REIT	15,145

		855,556

	Residential REITs - 12.7%
5,647	Apartment Investment & Management Co. Class A, REIT	230,115
2,917	BRT Apartments Corp. REIT	34,275
2,743	Camden Property Trust REIT	230,906
2,561	Equity LifeStyle Properties, Inc. REIT	224,779
943	Essex Property Trust, Inc. REIT	226,961
4,008	NexPoint Residential Trust, Inc. REIT	99,559
6,404	UDR, Inc. REIT	228,110
10,035	UMH Properties, Inc. REIT	134,569

		1,409,274

	Retail REITs - 28.0%
4,451	Agree Realty Corp. REIT	213,826
455	Alexander’s, Inc. REIT	173,460
13,834	Brixmor Property Group, Inc. REIT	210,968
45,586	CBL & Associates Properties, Inc. REIT(1)	190,094
1,855	Federal Realty Investment Trust REIT	215,384
8,662	Getty Realty Corp. REIT	218,456
18,047	Ramco-Gershenson Properties Trust REIT(1)	223,061
2,603	Saul Centers, Inc. REIT	132,675
6,072	Seritage Growth Properties REIT(1)	215,859
1,376	Simon Property Group, Inc. REIT	212,386
9,511	Tanger Factory Outlet Centers, Inc. REIT(1)	209,242
3,647	Taubman Centers, Inc. REIT	207,551
9,669	Urban Edge Properties REIT	206,433
32,816	Washington Prime Group, Inc. REIT(1)	218,883

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Retail REITs - 28.0% - (continued)
7,802	Weingarten Realty Investors REIT	$219,080
9,849	Wheeler Real Estate Investment Trust, Inc. REIT(1)	35,259

		3,102,617

	Specialized REITs - 19.2%
2,276	Coresite Realty Corp. REIT(1)	228,192
8,058	CubeSmart REIT	227,235
4,435	CyrusOne, Inc. REIT	227,116
2,144	Digital Realty Trust, Inc. REIT	225,935
6,538	Gaming and Leisure Properties, Inc. REIT	218,827
5,192	Geo Group, Inc. REIT	106,280
6,502	Iron Mountain, Inc. REIT	213,656
8,650	National Storage Affiliates Trust REIT	216,942
1,095	Public Storage REIT	219,427
6,668	QTS Realty Trust, Inc. Class A, REIT	241,515

		2,125,125

	Total Common Stocks (cost $11,691,401)	$11,034,901

	Total Long-Term Investments (cost $11,691,401)	$11,034,901

SHORT-TERM INVESTMENTS - 4.3%
	Securities Lending Collateral - 4.3%
473,309	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(2)	473,309

	Total Short-Term Investments (cost $473,309)	$473,309

Total Investments (cost $12,164,710)	103.8%	$11,508,210
Other Assets and Liabilities	(3.8)%	(416,733)

Total Net Assets	100.0%	$11,091,477

The accompanying notes are an integral part of these financial statements.

50

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

51

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Diversified REITs	$885,412	$885,412	$—	$—
Health Care REITs	873,367	873,367	—	—
Hotel & Resort REITs	1,114,507	1,114,507	—	—
Industrial REITs	669,043	669,043	—	—
Office REITs	855,556	855,556	—	—
Residential REITs	1,409,274	1,409,274	—	—
Retail REITs	3,102,617	3,102,617	—	—
Specialized REITs	2,125,125	2,125,125	—	—
Short-Term Investments	473,309	473,309	—	—

Total	$11,508,210	$11,508,210	$—	$—

(1)	For the six-month period ended March 31, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

52

Hartford Multifactor US Equity ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.2%
101	Adient plc(1)	$6,036
2,250	Dana Holding Corp.	57,960
9,785	Ford Motor Co.	108,418
10,946	General Motors Co.	397,778
659	Thor Industries, Inc.	75,897
410	Visteon Corp.*	45,198

		691,287

	Banks - 6.0%
11,460	Bank of America Corp.	343,685
2,812	BB&T Corp.	146,337
4,392	Citigroup, Inc.	296,460
3,361	Citizens Financial Group, Inc.	141,095
720	Cullen/Frost Bankers, Inc.	76,370
438	East West Bancorp, Inc.	27,393
7,832	Fifth Third Bancorp	248,666
240	First Citizens BancShares, Inc. Class A	99,178
4,492	JP Morgan Chase & Co.	493,985
2,462	KeyCorp	48,132
487	M&T Bank Corp.	89,783
5,075	MGIC Investment Corp.*	65,975
1,557	PNC Financial Services Group, Inc.	235,481
823	Popular, Inc.	34,253
15,748	Regions Financial Corp.	292,598
4,176	SunTrust Banks, Inc.	284,135
6,130	TCF Financial Corp.	139,825
413	US Bancorp	20,857
5,279	Wells Fargo & Co.	276,672
1,354	Zions Bancorp	71,396

		3,432,276

	Capital Goods - 5.0%
846	3M Co.	185,714
481	Boeing Co.	157,710
220	Caterpillar, Inc.	32,424
2,362	Cummins, Inc.	382,857
188	Deere & Co.	29,200
977	Dycom Industries, Inc.*	105,155
3,147	Eaton Corp. plc	251,477
1,486	Emerson Electric Co.	101,494
70	General Dynamics Corp.	15,463
539	Honeywell International, Inc.	77,891
1,044	Illinois Tool Works, Inc.	163,553
1,899	Ingersoll-Rand plc	162,383
70	Lockheed Martin Corp.	23,655
3,745	MasTec, Inc.*	176,202
1,546	MSC Industrial Direct Co., Inc. Class A	141,784
418	Northrop Grumman Corp.	145,932
1,325	PACCAR, Inc.	87,675
285	Parker-Hannifin Corp.	48,744
618	Quanta Services, Inc.*	21,228
291	Raytheon Co.	62,804
311	Rockwell Automation, Inc.	54,176
89	Spirit Aerosystems Holdings, Inc. Class A	7,449
855	Stanley Black & Decker, Inc.	130,986
754	United Rentals, Inc.*	130,238
806	United Technologies Corp.	101,411
299	WW Grainger, Inc.	84,399

		2,882,004

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Commercial & Professional Services - 1.2%
893	Deluxe Corp.	$66,091
2,226	ManpowerGroup, Inc.	256,212
264	Republic Services, Inc.	17,485
4,021	Robert Half International, Inc.	232,776
1,477	Waste Management, Inc.	124,245

		696,809

	Consumer Durables & Apparel - 1.5%
99	Carter’s, Inc.	10,306
3,293	D.R. Horton, Inc.	144,365
3,918	Michael Kors Holdings Ltd.*	243,230
159	Mohawk Industries, Inc.*	36,923
1,238	NIKE, Inc. Class B	82,253
65	Ralph Lauren Corp.	7,267
7,807	Skechers USA, Inc. Class A*	303,614
634	VF Corp.	46,992

		874,950

	Consumer Services - 1.1%
2,105	Carnival Corp.	138,046
103	Cracker Barrel Old Country Store, Inc.(1)	16,397
860	Darden Restaurants, Inc.	73,315
367	Grand Canyon Education, Inc.*	38,506
6,630	H&R Block, Inc.	168,468
446	Hyatt Hotels Corp. Class A	34,012
768	Las Vegas Sands Corp.	55,219
468	McDonald’s Corp.	73,186
328	Yum! Brands, Inc.	27,923

		625,072

	Diversified Financials - 3.5%
1,145	American Express Co.	106,806
2,658	Ameriprise Financial, Inc.	393,224
946	Berkshire Hathaway, Inc. Class B*	188,708
13,740	BGC Partners, Inc. Class A	184,803
139	BlackRock, Inc.	75,299
1,739	Capital One Financial Corp.	166,631
414	Charles Schwab Corp.	21,619
270	CME Group, Inc.	43,670
2,697	Discover Financial Services	193,995
663	E*TRADE Financial Corp.*	36,737
1,442	Franklin Resources, Inc.	50,008
732	Legg Mason, Inc.	29,756
2,960	Morgan Stanley	159,722
2,497	Santander Consumer USA Holdings, Inc.	40,701
5,546	Synchrony Financial	185,957
1,243	T Rowe Price Group, Inc.	134,207

		2,011,843

	Energy - 6.1%
3,088	Andeavor	310,529
2,491	Chevron Corp.	284,074
51	Concho Resources, Inc.*	7,667
845	ConocoPhillips	50,100
4,965	Devon Energy Corp.	157,837
3,277	Exxon Mobil Corp.	244,497
8,497	HollyFrontier Corp.	415,163
8,699	Marathon Petroleum Corp.	635,984
1,018	Occidental Petroleum Corp.	66,129
5,323	Peabody Energy Corp.	194,290
3,990	Phillips 66	382,721

The accompanying notes are an integral part of these financial statements.

53

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Energy - 6.1% - (continued)
2,207	RPC, Inc.(1)	$39,792
7,680	Valero Energy Corp.	712,474

		3,501,257

	Food & Staples Retailing - 2.8%
161	Casey’s General Stores, Inc.(1)	17,673
554	Costco Wholesale Corp.	104,390
2,049	CVS Health Corp.	127,468
10,850	Kroger Co.	259,749
1,634	Performance Food Group Co.*	48,775
1,542	Sprouts Farmers Market, Inc.*	36,191
4,429	Sysco Corp.	265,563
3,204	US Foods Holding Corp.*	104,995
1,453	Walgreens Boots Alliance, Inc.	95,128
5,822	Walmart, Inc.	517,983

		1,577,915

	Food, Beverage & Tobacco - 2.4%
1,799	Altria Group, Inc.	112,114
4,544	Archer-Daniels-Midland Co.	197,073
2,486	Flowers Foods, Inc.	54,344
554	General Mills, Inc.(1)	24,963
231	Hershey Co.	22,860
188	Kellogg Co.(1)	12,222
899	PepsiCo, Inc.	98,126
802	Philip Morris International, Inc.	79,719
19,294	Pilgrim’s Pride Corp.*(1)	474,825
3,949	Tyson Foods, Inc. Class A	289,027

		1,365,273

	Health Care Equipment & Services - 9.8%
1,249	Abbott Laboratories	74,840
1,769	Aetna, Inc.	298,961
470	Align Technology, Inc.*	118,031
606	AmerisourceBergen Corp.	52,243
1,441	Anthem, Inc.	316,588
3,399	Baxter International, Inc.	221,071
135	Becton Dickinson and Co.	29,254
1,505	Boston Scientific Corp.*	41,117
3,580	Cardinal Health, Inc.	224,394
6,585	Centene Corp.*	703,739
2,956	Cerner Corp.*	171,448
404	Cigna Corp.	67,767
2,905	DaVita, Inc.*	191,556
453	Edwards Lifesciences Corp.*	63,203
2,030	Encompass Health Corp.	116,055
7,773	Express Scripts Holding Co.*	536,959
3,582	HCA Healthcare, Inc.	347,454
1,098	Henry Schein, Inc.*(1)	73,797
291	Hill-Rom Holdings, Inc.	25,317
1,436	Humana, Inc.	386,040
559	Laboratory Corp. of America Holdings*	90,418
852	Masimo Corp.*	74,933
785	McKesson Corp.	110,583
1,301	MEDNAX, Inc.*	72,375
602	Patterson Cos., Inc.(1)	13,382
968	Quest Diagnostics, Inc.	97,090
1,012	Stryker Corp.	162,851
1,806	UnitedHealth Group, Inc.	386,484
515	Varian Medical Systems, Inc.*	63,165
2,444	WellCare Health Plans, Inc.*	473,232

		5,604,347

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Household & Personal Products - 1.6%
700	Clorox Co.	$93,177
104	Colgate-Palmolive Co.	7,455
2,342	Estee Lauder Cos., Inc. Class A	350,644
1,912	Herbalife Ltd.*	186,362
928	Kimberly-Clark Corp.	102,201
2,711	Nu Skin Enterprises, Inc. Class A	199,828
14	Procter & Gamble Co.	1,110

		940,777

	Insurance - 8.0%
8,524	Aflac, Inc.	373,010
3,489	Allstate Corp.	330,757
2,361	American Financial Group, Inc.	264,952
698	Assurant, Inc.	63,804
6,462	Athene Holding Ltd. Class A*	308,948
818	Chubb Ltd.	111,878
6,899	CNA Financial Corp.(1)	340,466
5,596	CNO Financial Group, Inc.	121,265
1,269	First American Financial Corp.	74,465
3,767	FNF Group	150,755
3,033	Lincoln National Corp.	221,591
3,510	MetLife, Inc.	161,074
5,605	Old Republic International Corp.	120,227
7,957	Principal Financial Group, Inc.	484,661
3,589	Progressive Corp.	218,678
5,114	Prudential Financial, Inc.	529,555
1,369	Reinsurance Group of America, Inc.	210,826
2,566	Travelers Cos., Inc.	356,315
3,484	Unum Group	165,873

		4,609,100

	Materials - 5.0%
274	Air Products & Chemicals, Inc.	43,574
3,191	Alcoa Corp.*	143,467
1,061	Avery Dennison Corp.	112,731
330	Bemis Co., Inc.(1)	14,362
595	Cabot Corp.	33,153
436	Eastman Chemical Co.	46,033
2,316	Freeport-McMoRan, Inc.*	40,692
8,022	Huntsman Corp.	234,644
3,656	International Paper Co.	195,340
7,967	Louisiana-Pacific Corp.	229,211
5,102	LyondellBasell Industries N.V. Class A	539,179
525	Monsanto Co.	61,262
3,361	Nucor Corp.	205,324
4,438	Owens-Illinois, Inc.*(1)	96,127
1,545	Packaging Corp. of America	174,122
1,368	PPG Industries, Inc.	152,669
344	Praxair, Inc.	49,639
1,815	Reliance Steel & Aluminum Co.	155,618
212	Sherwin-Williams Co.	83,129
2,410	Sonoco Products Co.	116,885
2,454	Steel Dynamics, Inc.	108,516
230	WestRock Co.	14,759

		2,850,436

	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
3,219	AbbVie, Inc.	304,678
255	Agilent Technologies, Inc.	17,059
1,197	Amgen, Inc.	204,065
1,073	Biogen, Inc.*	293,809
3,577	Bristol-Myers Squibb Co.	226,245

The accompanying notes are an integral part of these financial statements.

54

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1% - (continued)
1,138	Charles River Laboratories International, Inc.*	$121,470
1,580	Eli Lilly & Co.	122,245
3,091	Gilead Sciences, Inc.	233,030
171	Illumina, Inc.*	40,428
190	IQVIA Holdings, Inc.*	18,641
2,560	Johnson & Johnson	328,064
2,816	Merck & Co., Inc.	153,388
5,630	Mylan N.V.*	231,787
7,541	Pfizer, Inc.	267,630
2,229	United Therapeutics Corp.*	250,450
1,358	Zoetis, Inc.	113,407

		2,926,396

	Real Estate - 3.6%
561	American Tower Corp. REIT	81,536
11,115	CBRE Group, Inc. Class A, REIT*	524,850
519	Crown Castle International Corp. REIT	56,888
66	Equinix, Inc. REIT	27,597
302	Hospitality Properties Trust REIT	7,653
2,693	Host Hotels & Resorts, Inc. REIT(1)	50,197
2,037	Iron Mountain, Inc. REIT	66,936
1,182	Jones Lang LaSalle, Inc.	206,424
2,616	Lamar Advertising Co. Class A, REIT	166,535
4,055	LaSalle Hotel Properties REIT(1)	117,636
2,410	Park Hotels & Resorts, Inc. REIT	65,118
1,537	Prologis, Inc. REIT	96,816
29	Public Storage REIT	5,811
3,886	Rayonier, Inc. REIT	136,709
4,022	Realogy Holdings Corp.(1)	109,720
1,003	SBA Communications Corp. REIT*	171,433
258	Ventas, Inc. REIT	12,779
732	Welltower, Inc. REIT	39,843
2,453	Weyerhaeuser Co. REIT	85,855

		2,030,336

	Retailing - 7.0%
248	AutoZone, Inc.*	160,875
1,707	Bed Bath & Beyond, Inc.(1)	35,830
7,844	Best Buy Co., Inc.	549,002
777	Burlington Stores, Inc.*	103,457
2,338	Dollar General Corp.	218,720
1,413	Dollar Tree, Inc.*	134,094
983	Foot Locker, Inc.	44,766
10,776	Gap, Inc.	336,211
280	Genuine Parts Co.	25,155
954	Home Depot, Inc.	170,041
5,918	Kohl’s Corp.(1)	387,688
4,162	L Brands, Inc.	159,030
2,022	Lowe’s Cos., Inc.	177,430
5,465	Macy’s, Inc.(1)	162,529
1,070	Michaels Cos., Inc.*	21,090
3,470	Nordstrom, Inc.	167,983
107	O’Reilly Automotive, Inc.*	26,470
1,856	Ross Stores, Inc.	144,731
5,391	Target Corp.	374,297
2,169	TJX Cos., Inc.	176,904
6,188	Urban Outfitters, Inc.*	228,708
3,836	Williams-Sonoma, Inc.(1)	202,387

		4,007,398

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Semiconductors & Semiconductor Equipment - 6.3%
923	Analog Devices, Inc.	$84,113
6,972	Applied Materials, Inc.	387,713
4,125	Cirrus Logic, Inc.*	167,599
10,128	Intel Corp.	527,466
1,159	KLA-Tencor Corp.	126,343
1,848	Lam Research Corp.	375,440
420	Microchip Technology, Inc.(1)	38,371
12,656	Micron Technology, Inc.*	659,884
643	MKS Instruments, Inc.	74,363
567	NVIDIA Corp.	131,311
9,868	ON Semiconductor Corp.*	241,371
4,694	QUALCOMM, Inc.	260,094
696	Skyworks Solutions, Inc.	69,781
1,886	Teradyne, Inc.	86,209
3,484	Texas Instruments, Inc.	361,953
304	Xilinx, Inc.	21,961

		3,613,972

	Software & Services - 5.4%
479	Activision Blizzard, Inc.	32,313
61	Alphabet, Inc. Class A*	63,266
155	Automatic Data Processing, Inc.	17,589
3,032	Booz Allen Hamilton Holding Corp.	117,399
2,405	CA, Inc.	81,530
2,182	Cognizant Technology Solutions Corp. Class A	175,651
1,148	DXC Technology Co.	115,409
5,686	eBay, Inc.*	228,805
957	Electronic Arts, Inc.*	116,027
254	Facebook, Inc. Class A*	40,587
7,836	First Data Corp. Class A*	125,376
124	Fiserv, Inc.*	8,842
155	IAC/InterActiveCorp.*	24,239
2,549	International Business Machines Corp.	391,093
698	Intuit, Inc.	120,998
1,248	Leidos Holdings, Inc.	81,619
1,915	MAXIMUS, Inc.	127,807
1,877	Microsoft Corp.	171,314
2,407	Oracle Corp.	110,120
1,581	Paychex, Inc.	97,374
184	Science Applications International Corp.	14,499
68	Stamps.com, Inc.*(1)	13,671
3,408	Teradata Corp.*(1)	135,195
5,683	VMware, Inc. Class A*(1)	689,177

		3,099,900

	Technology Hardware & Equipment - 9.6%
183	Amphenol Corp. Class A	15,762
2,405	Apple, Inc.	403,511
371	Arista Networks, Inc.*	94,716
4,177	Arrow Electronics, Inc.*	321,713
401	Avnet, Inc.	16,746
1,778	CDW Corp.	125,011
3,500	Ciena Corp.*	90,650
11,490	Cisco Systems, Inc.	492,806
11,356	Corning, Inc.	316,605
472	F5 Networks, Inc.*	68,256
15,968	Flex Ltd.*	260,757
17,384	Hewlett Packard Enterprise Co.	304,915
29,517	HP, Inc.	647,013
2,030	Jabil, Inc.	58,322
8,454	Juniper Networks, Inc.	205,686

The accompanying notes are an integral part of these financial statements.

55

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Technology Hardware & Equipment - 9.6% - (continued)
249	Motorola Solutions, Inc.	$26,220
1,966	NCR Corp.*(1)	61,968
4,625	NetApp, Inc.	285,316
8,632	Seagate Technology plc	505,145
1,206	SYNNEX Corp.	142,790
3,171	TE Connectivity Ltd.	316,783
2,824	Tech Data Corp.*	240,407
528	Ubiquiti Networks, Inc.*(1)	36,326
3,213	Western Digital Corp.	296,464
5,991	Xerox Corp.	172,421

		5,506,309

	Telecommunication Services - 1.4%
5,837	AT&T, Inc.	208,089
2,107	CenturyLink, Inc.	34,618
16,719	Sprint Corp.*(1)	81,589
3,044	T-Mobile US, Inc.*	185,806
6,553	Verizon Communications, Inc.	313,364

		823,466

	Transportation - 4.0%
157	Alaska Air Group, Inc.	9,728
5,860	American Airlines Group, Inc.(1)	304,486
337	CH Robinson Worldwide, Inc.(1)	31,580
7,340	Delta Air Lines, Inc.	402,305
851	FedEx Corp.	204,334
11,604	JetBlue Airways Corp.*	235,793
369	Norfolk Southern Corp.	50,103
697	Ryder System, Inc.	50,735
6,166	Southwest Airlines Co.	353,188
74	Union Pacific Corp.	9,948
6,936	United Continental Holdings, Inc.*	481,844
1,323	United Parcel Service, Inc. Class B	138,465

		2,272,509

	Utilities - 2.3%
1,457	American Electric Power Co., Inc.	99,936
1,852	Consolidated Edison, Inc.	144,345
1,272	DTE Energy Co.	132,797
1,931	Edison International	122,927
330	Eversource Energy	19,444
5,403	Exelon Corp.	210,771
273	NextEra Energy, Inc.	44,589
2,006	PG&E Corp.	88,123
2,840	PPL Corp.	80,344
730	Public Service Enterprise Group, Inc.	36,675
325	Southern Co.	14,514
7,043	Vistra Energy Corp.*(1)	146,706
502	WEC Energy Group, Inc.	31,475
2,745	Xcel Energy, Inc.	124,843

		1,297,489

	Total Common Stocks (cost $52,095,880)	$57,241,121

	Total Long-Term Investments (cost $52,095,880)	$57,241,121

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
463,537	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(2)	$463,537

	Total Short-Term Investments (cost $463,537)	$463,537

Total Investments (cost $52,559,417)	100.7%	$57,704,658
Other Assets and Liabilities	(0.7)%	(385,027)

Total Net Assets	100.0%	$57,319,631

The accompanying notes are an integral part of these financial statements.

56

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

57

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$691,287	$691,287	$—	$—
Banks	3,432,276	3,432,276	—	—
Capital Goods	2,882,004	2,882,004	—	—
Commercial & Professional Services	696,809	696,809	—	—
Consumer Durables & Apparel	874,950	874,950	—	—
Consumer Services	625,072	625,072	—	—
Diversified Financials	2,011,843	2,011,843	—	—
Energy	3,501,257	3,501,257	—	—
Food & Staples Retailing	1,577,915	1,577,915	—	—
Food, Beverage & Tobacco	1,365,273	1,365,273	—	—
Health Care Equipment & Services	5,604,347	5,604,347	—	—
Household & Personal Products	940,777	940,777	—	—
Insurance	4,609,100	4,609,100	—	—
Materials	2,850,436	2,850,436	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,926,396	2,926,396	—	—
Real Estate	2,030,336	2,030,336	—	—
Retailing	4,007,398	4,007,398	—	—
Semiconductors & Semiconductor Equipment	3,613,972	3,613,972	—	—
Software & Services	3,099,900	3,099,900	—	—
Technology Hardware & Equipment	5,506,309	5,506,309	—	—
Telecommunication Services	823,466	823,466	—	—
Transportation	2,272,509	2,272,509	—	—
Utilities	1,297,489	1,297,489	—	—
Short-Term Investments	463,537	463,537	—	—

Total	$57,704,658	$57,704,658	$—	$—

(1)	For the six-month period ended March 31, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

58

Hartford Multifactor ETFs

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF
Assets:
Investments in securities, at market value(1)	$340,620,399	$67,764,043	$22,863,801
Cash	319,983	98,566	4,095
Foreign currency	701,044	43,969	13,705
Receivables:
Investment securities sold	144	221,753	55
Fund shares sold	8,682,355	—	—
Dividends and interest	975,844	232,596	72,733
Securities lending income	18,359	870	1,579
Tax reclaims	82,218	390	845

Total assets	351,400,346	68,362,187	22,956,813

Liabilities:
Obligation to return securities lending collateral	16,032,646	1,247,147	903,887
Payables:
Investment securities purchased	9,488,202	157,038	6,717
Investment management fees	73,913	27,371	7,351

Total liabilities	25,594,761	1,431,556	917,955

Net assets	$325,805,585	$66,930,631	$22,038,858

Summary of Net Assets:
Paid-in-capital	$316,018,519	$62,575,196	$19,485,120
Undistributed (distributions in excess of) net investment income	1,184,198	210,889	25,183
Accumulated net realized gain (loss)	(1,956,407)	(3,840,004)	(483,950)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	10,559,275	7,984,550	3,012,505

Net assets	$325,805,585	$66,930,631	$22,038,858

Net asset value per share	$28.96	$25.74	$31.48

Shares issued and outstanding	11,250,000	2,600,000	700,000

Cost of investments	$330,060,590	$59,780,162	$19,851,435
Cost of foreign currency	$702,016	$43,887	$13,719
(1) Includes Investment in securities on loan, at value	$28,899,505	$3,035,569	$2,191,748

The accompanying notes are an integral part of these financial statements.

59

Hartford Multifactor ETFs

Statements of Assets and Liabilities – (continued)

March 31, 2018 (Unaudited)

	Hartford Multifactor Low Volatility International Equity ETF	Hartford Multifactor Low Volatility US Equity ETF
Assets:
Investments in securities, at market value(1)	$5,581,411	$5,265,168
Cash	428	2,585
Foreign currency	5,610	—
Receivables:
Investment securities sold	1	—
Dividends and interest	23,638	5,557
Securities lending income	168	38
Tax reclaims	1,373	—

Total assets	5,612,629	5,273,348

Liabilities:
Obligation to return securities lending collateral	121,186	46,042
Payables:
Investment management fees	1,360	700

Total liabilities	122,546	46,742

Net assets	$5,490,083	$5,226,606

Summary of Net Assets:
Paid-in-capital	$5,136,738	$5,112,974
Undistributed (distributions in excess of) net investment income	18,677	2,650
Accumulated net realized gain (loss)	(52,278)	(77,516)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	386,946	188,498

Net assets	$5,490,083	$5,226,606

Net asset value per share	$27.45	$26.13

Shares issued and outstanding	200,000	200,000

Cost of investments	$5,194,502	$5,076,670
Cost of foreign currency	$5,628	$—
(1) Includes Investment in securities on loan, at value	$133,424	$185,920

The accompanying notes are an integral part of these financial statements.

60

Hartford Multifactor ETFs

Statements of Assets and Liabilities – (continued)

March 31, 2018 (Unaudited)

	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$11,508,210	$57,704,658
Cash	18,988	31,761
Receivables:
Dividends and interest	62,342	54,686
Securities lending income	425	592

Total assets	11,589,965	57,791,697

Liabilities:
Obligation to return securities lending collateral	473,309	463,537
Payables:
Investment securities purchased	20,961	—
Investment management fees	4,218	8,529

Total liabilities	498,488	472,066

Net assets	$11,091,477	$57,319,631

Summary of Net Assets:
Paid-in-capital	$12,190,232	$53,288,509
Undistributed (distributions in excess of) net investment income	(18,589)	24,855
Accumulated net realized gain (loss)	(423,666)	(1,138,974)
Unrealized appreciation (depreciation) of investments	(656,500)	5,145,241

Net assets	$11,091,477	$57,319,631

Net asset value per share	$13.86	$30.98

Shares issued and outstanding	800,000	1,850,000

Cost of investments	$12,164,710	$52,559,417
(1) Includes Investment in securities on loan, at value	$1,283,594	$1,877,015

The accompanying notes are an integral part of these financial statements.

61

Hartford Multifactor ETFs

Statements of Operations

For the Six-Month Period Ended March 31, 2018 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF
Investment Income:
Dividends	$2,499,436	$644,253	$214,745
Interest	—	3	1
Securities lending	35,690	2,494	7,703
Less: Foreign tax withheld	(236,335)	(86,526)	(18,434)

Total investment income, net	2,298,791	560,224	204,015

Expenses:
Investment management fees	342,525	159,746	49,686

Total expenses (before waivers)	342,525	159,746	49,686

Total expenses, net	342,525	159,746	49,686

Net Investment Income (Loss)	1,956,266	400,478	154,329

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	1,995,376 (1)	13,562	250,809
Net realized gain (loss) on other foreign currency transactions	(12,508)	(7,673)	849

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,982,868	5,889	251,658

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(1,261,283)	2,613,174	602,370
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	153	1,152	564

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(1,261,130)	2,614,326	602,934

Net Gain (Loss) on Investments and Foreign Currency Transactions	721,738	2,620,215	854,592

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,678,004	$3,020,693	$1,008,921

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 9 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

62

Hartford Multifactor ETFs

Statements of Operations – (continued)

For the Six-Month Period Ended March 31, 2018 (Unaudited)

	Hartford Multifactor Low Volatility International Equity ETF	Hartford Multifactor Low Volatility US Equity ETF
Investment Income:
Dividends	$63,843	$46,910
Securities lending	387	236
Less: Foreign tax withheld	(7,848)	—

Total investment income, net	56,382	47,146

Expenses:
Investment management fees	10,059	5,320

Total expenses (before waivers)	10,059	5,320

Total expenses, net	10,059	5,320

Net Investment Income (Loss)	46,323	41,826

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	10,092	(15,475)
Net realized gain (loss) on other foreign currency transactions	196	—

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	10,288	(15,475)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	172,816	52,348
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	51	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	172,867	52,348

Net Gain (Loss) on Investments and Foreign Currency Transactions	183,155	36,873

Net Increase (Decrease) in Net Assets Resulting from Operations	$229,478	$78,699

The accompanying notes are an integral part of these financial statements.

63

Hartford Multifactor ETFs

Statements of Operations – (continued)

For the Six-Month Period Ended March 31, 2018 (Unaudited)

	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$266,045	$414,599
Securities lending	2,811	3,640
Less: Foreign tax withheld	—	(87)

Total investment income, net	268,856	418,152

Expenses:
Investment management fees	22,310	53,019

Total expenses (before waivers)	22,310	53,019

Total expenses, net	22,310	53,019

Net Investment Income (Loss)	246,546	365,133

Net Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(218,661)	892,806	(1)

Net Realized Gain (Loss) on Investments	(218,661)	892,806

Net Changes in Unrealized Appreciation (Depreciation) of Investments:
Net unrealized appreciation (depreciation) of investments	(853,746)	1,206,608

Net Changes in Unrealized Appreciation (Depreciation) of Investments	(853,746)	1,206,608

Net Gain (Loss) on Investments	(1,072,407)	2,099,414

Net Increase (Decrease) in Net Assets Resulting from Operations	$(825,861)	$2,464,547

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 9 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

64

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF
	For the Six-Month Period Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six-Month Period Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Operations:
Net investment income (loss)	$1,956,266	$1,949,086	$400,478	$740,348
Net realized gain (loss) on investments and foreign currency transactions	1,982,868	157,190	5,889	(147,090)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(1,261,130)	10,204,543	2,614,326	4,665,940

Net Increase (Decrease) in Net Assets Resulting from Operations	2,678,004	12,310,819	3,020,693	5,259,198

Distributions to Shareholders:
From net investment income	(1,777,434)	(1,474,420)	(537,539)	(592,581)

Total distributions	(1,777,434)	(1,474,420)	(537,539)	(592,581)

Fund Share Transactions:
Sold	214,227,451	94,471,911	18,208,072	17,786,392
Redeemed	(20,649,464)	(8,420,992)	—	—

Net increase from capital share transactions	193,577,987	86,050,919	18,208,072	17,786,392

Net Increase (Decrease) in Net Assets	194,478,557	96,887,318	20,691,226	22,453,009

Net Assets:
Beginning of period	131,327,028	34,439,710	46,239,405	23,786,396

End of period	$325,805,585	$131,327,028	$66,930,631	$46,239,405

Undistributed (distributions in excess of) net investment income	$1,184,198	$1,005,366	$210,889	$347,950

The accompanying notes are an integral part of these financial statements.

65

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Global Small Cap ETF		Hartford Multifactor Low Volatility International Equity ETF
	For the Six-Month Period Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six-Month Period Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017(1)
Operations:
Net investment income (loss)	$154,329	$268,553	$46,323	$46,919
Net realized gain (loss) on investments and foreign currency transactions	251,658	850,129	10,288	(11,348)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	602,934	1,525,835	172,867	214,079

Net Increase (Decrease) in Net Assets Resulting from Operations	1,008,921	2,644,517	229,478	249,650

Distributions to Shareholders:
From net investment income	(265,720)	(251,783)	(56,176)	(14,211)

Total distributions	(265,720)	(251,783)	(56,176)	(14,211)

Fund Share Transactions:
Sold	3,147,582	8,539,305	—	7,743,372
Redeemed	—	(2,968,571)	—	(2,662,030)

Net increase from capital share transactions	3,147,582	5,570,734	—	5,081,342

Net Increase (Decrease) in Net Assets	3,890,783	7,963,468	173,302	5,316,781

Net Assets:
Beginning of period	18,148,075	10,184,607	5,316,781	—

End of period	$22,038,858	$18,148,075	$5,490,083	$5,316,781

Undistributed (distributions in excess of) net investment income	$25,183	$136,574	$18,677	$28,530

(1)	Commenced operations on May 10, 2017.

The accompanying notes are an integral part of these financial statements.

66

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

Hartford Multifactor Low Volatility US Equity ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017(1)

$41,826	$30,508
(15,475)	(36,047)
52,348	136,150

78,699	130,611

(43,218)	(25,561)

(43,218)	(25,561)

1,329,697	5,033,332
—	(1,276,954)

1,329,697	3,756,378

1,365,178	3,861,428

3,861,428	—

$5,226,606	$3,861,428

$2,650	$4,042

(1)	Commenced operations on May 10, 2017.

The accompanying notes are an integral part of these financial statements.

67

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor REIT ETF		Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017(1)	For the Six-Month Period Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Operations:
Net investment income (loss)	$246,546	$218,318	$365,133	$522,633
Net realized gain (loss) on investments	(218,661)	113,713	892,806	2,469,755
Net changes in unrealized appreciation (depreciation) of investments	(853,746)	197,246	1,206,608	2,146,848

Net Increase (Decrease) in Net Assets Resulting from Operations	(825,861)	529,277	2,464,547	5,139,236

Distributions to Shareholders:
From net investment income	(293,558)	(184,839)	(349,259)	(500,859)

From net realized gain on investments	—	(5,056)	—	—

Total distributions	(293,558)	(189,895)	(349,259)	(500,859)

Fund Share Transactions:
Sold	2,873,418	13,571,282	22,265,406	15,231,487
Redeemed	—	(4,573,186)	(1,585,033)	(13,456,609)

Net increase from capital share transactions	2,873,418	8,998,096	20,680,373	1,774,878

Net Increase (Decrease) in Net Assets	1,753,999	9,337,478	22,795,661	6,413,255

Net Assets:
Beginning of period	9,337,478	—	34,523,970	28,110,715

End of period	$11,091,477	$9,337,478	$57,319,631	$34,523,970

Undistributed (distributions in excess of) net investment income	$(18,589)	$28,423	$24,855	$8,981

(1)	Commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

68

Hartford Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)
$28.24	$0.29	$0.74	$1.03	$(0.31)	$—	$(0.31)	$28.96	3.65	%(5)	$325,806	0.35	%(6)	0.35	%(6)	2.02	%(6)	26%

For the Year Ended September 30, 2017
$24.60	$0.82	$3.55	$4.37	$(0.73)	$—	$(0.73)	$28.24	18.18%		$131,327	0.42%		0.40%		3.13%		46%

For the Year Ended September 30, 2016
$22.84	$0.70	$1.70	$2.40	$(0.64)	$—	$(0.64)	$24.60	10.62%		$34,440	0.58%		0.50%		2.97%		54%

For the Period Ended September 30, 2015(7)
$25.00	$0.55	$(2.35)	$(1.80)	$(0.36)	$—	$(0.36)	$22.84	(7.36)%		$27,406	0.50	%(6)	0.50	%(6)	3.75	%(6)	42%

Hartford Multifactor Emerging Markets ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)
$24.34	$0.18	$1.48	$1.66	$(0.26)	$—	$(0.26)	$25.74	6.79	%(5)	$66,931	0.56	%(6)	0.56	%(6)	1.41	%(6)	12%

For the Year Ended September 30, 2017
$21.62	$0.49	$2.63	$3.12	$(0.40)	$—	$(0.40)	$24.34	14.63%		$46,239	0.62%		0.60%		2.17%		30%

For the Year Ended September 30, 2016
$19.68	$0.45	$1.91	$2.36	$(0.42)	$—	$(0.42)	$21.62	12.20%		$23,786	0.76%		0.65%		2.22%		49%

For the Period Ended September 30, 2015(7)
$25.00	$0.44	$(5.55)	$(5.11)	$(0.21)	$—	$(0.21)	$19.68	(20.59)%		$19,685	0.65	%(6)	0.65	%(6)	3.23	%(6)	17%

Hartford Multifactor Global Small Cap ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)
$30.25	$0.25	$1.42	$1.67	$(0.44)	$—	$(0.44)	$31.48	5.55	%(5)	$22,039	0.51	%(6)	0.51	%(6)	1.57	%(6)	24%

For the Year Ended September 30, 2017
$25.46	$0.57	$4.79	$5.36	$(0.57)	$—	$(0.57)	$30.25	21.37%		$18,148	0.60%		0.56%		2.08%		48%

For the Year Ended September 30, 2016
$22.69	$0.60	$2.76	$3.36	$(0.59)	$—	$(0.59)	$25.46	15.05%		$10,185	0.83%		0.60%		2.54%		62%

For the Period Ended September 30, 2015(8)
$25.00	$0.44	$(2.54)	$(2.10)	$(0.21)	$—	$(0.21)	$22.69	(8.50	)%(5)	$6,807	0.60	%(6)	0.60	%(6)	3.44	%(6)	44%

Hartford Multifactor Low Volatility International Equity ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)
$26.58	$0.23	$0.92	$1.15	$(0.28)	$—	$(0.28)	$27.45	4.33	%(5)	$5,490	0.37	%(6)	0.37	%(6)	1.68	%(6)	14%

For the Period Ended September 30, 2017(9)
$25.02	$0.30	$1.40	$1.70	$(0.14)	$—	$(0.14)	$26.58	6.84	%(5)	$5,317	0.39	%(6)	0.39	%(6)	3.01	%(6)	48%

Hartford Multifactor Low Volatility US Equity ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)
$25.74	$0.27	$0.38	$0.65	$(0.26)	$—	$(0.26)	$26.13	2.50	%(5)	$5,227	0.26	%(6)	0.26	%(6)	2.08	%(6)	8%

For the Period Ended September 30, 2017(9)
$25.03	$0.20	$0.68	$0.88	$(0.17)	$—	$(0.17)	$25.74	3.53	%(5)	$3,861	0.29	%(6)	0.29	%(6)	2.05	%(6)	16%

The accompanying notes are an integral part of these financial statements.

69

Hartford Multifactor ETFs

Financial Highlights – (continued)

— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Multifactor REIT ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)
$15.56	$0.37	$(1.65)	$(1.28)	$(0.42)	$—	$(0.42)	$13.86	(8.30	)%(5)	$11,091	0.45	%(6)	0.45	%(6)	4.97	%(6)	19%

For the Period Ended September 30, 2017(10)
$14.79	$0.50	$0.74	$1.24	$(0.45)	$(0.02)	$(0.47)	$15.56	8.47	%(5)	$9,337	0.50	%(6)	0.45	%(6)	3.29	%(6)	43%
Hartford Multifactor US Equity ETF
For the Six-Month Period Ended March 31, 2018 (Unaudited)
$28.77	$0.28	$2.17	$2.45	$(0.24)	$—	$(0.24)	$30.98	8.50	%(5)	$57,320	0.26	%(6)	0.26	%(6)	1.79	%(6)	17%

For the Year Ended September 30, 2017
$24.44	$0.51	$4.30	$4.81	$(0.48)	$—	$(0.48)	$28.77	19.84%		$34,524	0.34%		0.31%		1.92%		36%

For the Year Ended September 30, 2016
$22.90	$0.52	$1.53	$2.05	$(0.51)	$—	$(0.51)	$24.44	9.01%		$28,111	0.44%		0.35%		2.22%		51%

For the Period Ended September 30, 2015(7)
$25.00	$0.26	$(2.11)	$(1.85)	$(0.25)	$—	$(0.25)	$22.90	(7.46	)%(5)	$22,900	0.35	%(6)	0.35	%(6)	1.82	%(6)	38%

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 25, 2015.
(8)	Commenced operations on March 23, 2015.
(9)	Commenced operations on May 10, 2017.
(10)	Commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

70

Hartford Multifactor ETFs

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of seven series as of March 31, 2018. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Multifactor Developed Markets (ex-US) ETF (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Emerging Markets ETF (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Global Small Cap ETF (the “Multifactor Global Small Cap ETF”)

Hartford Multifactor Low Volatility International Equity ETF (the “Multifactor Low Volatility International Equity ETF”)

Hartford Multifactor Low Volatility US Equity ETF (the “Multifactor Low Volatility US Equity ETF”)

Hartford Multifactor REIT ETF (the “Multifactor REIT ETF”)

Hartford Multifactor US Equity ETF (the “Multifactor US Equity ETF”)

Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in assets and liabilities including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund, except Multifactor REIT ETF, is a diversified open-end management investment company. Multifactor REIT ETF is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF commenced operations on May 10, 2017. Multifactor REIT ETF commenced operations on October 3, 2016. Multifactor Global Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each Fund’s shares is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) (“the NYSE Close”) on each day that such exchange is open (“Valuation Date”). Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

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Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Lattice Strategies LLC (“Lattice” or the “Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Trust’s Board of Trustees (the “Board”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The Board generally reviews and approves the “Procedures for Valuation of Portfolio Investments.” These procedures define how investments are to be valued, including the formation and activities of the Valuation Committee. The Trust’s Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board. The Audit Committee receives quarterly written reports that include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board then must consider for ratification all of the fair value determinations made during the previous quarter.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Valuation Committee to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates and market indices). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the close of such exchange. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the close of such exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the close of such exchange. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the exchange on which a Fund is listed is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

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Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. The Multifactor REIT Fund dividend income and capital gain loss amounts include estimates based on prior year REIT allocations. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

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Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF and Multifactor Low Volatility International Equity ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Multifactor Low Volatility US Equity ETF, Multifactor REIT ETF and Multifactor US Equity ETF is to pay dividends from net investment income, if any, quarterly, but amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Board. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of March 31, 2018.

4.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

5.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to

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Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At September 30, 2017 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Multifactor Developed Markets (ex-US) ETF	$2,762,515	$950,432
Multifactor Emerging Markets ETF	2,768,759	837,262
Multifactor Global Small Cap ETF	495,573	138,420
Multifactor Low Volatility International Equity ETF	39,166	—
Multifactor Low Volatility US Equity ETF	58,189	—
Multifactor REIT ETF	90,353	—
Multifactor US Equity ETF	1,355,456	557,980

During the year ended September 30, 2017, Multifactor Global Small Cap ETF utilized $6,849 of prior year capital loss carryforwards.

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Multifactor Developed Markets (ex-US) ETF	$330,060,590	$15,926,768	$(5,366,931)	$10,559,837
Multifactor Emerging Markets ETF	59,780,162	9,404,806	(1,420,925)	7,983,881
Multifactor Global Small Cap ETF	19,851,435	3,506,478	(494,112)	3,012,366
Multifactor Low Volatility International Equity ETF	5,194,502	511,232	(124,323)	386,909
Multifactor Low Volatility US Equity ETF	5,076,670	295,906	(107,408)	188,498
Multifactor REIT ETF	12,164,710	211,002	(867,502)	(656,500)
Multifactor US Equity ETF	52,559,417	6,061,628	(916,387)	5,145,241

6.	Expenses:

a)	Investment Advisory Agreement – Lattice Strategies LLC (“Lattice” or “Adviser”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) under a sub-advisory agreement pursuant to which BNY Mellon AMNA performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate BNY Mellon AMNA.

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Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Emerging Markets ETF	0.49%
Multifactor Global Small Cap ETF	0.39%
Multifactor Low Volatility International Equity ETF	0.29%
Multifactor Low Volatility US Equity ETF	0.19%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.19%

Prior to February 15, 2018, the Funds listed below paid the following rates to Lattice for investment advisory services rendered:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.39%
Multifactor Emerging Markets ETF	0.59%
Multifactor Global Small Cap ETF	0.55%
Multifactor Low Volatility International Equity ETF	0.39%
Multifactor Low Volatility US Equity ETF	0.29%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.29%

From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes and acquired fund fees and expenses) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to the Adviser hereunder. The Adviser also does not pay any acquired fund fees and expenses. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

b)	Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25 percent of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended March 31, 2018, the Funds did not pay any Rule 12b-1 fees.

7.	Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also

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Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At March 31, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Multifactor Developed Markets (ex-US) ETF	$28,899,505	$16,032,646	$14,344,706
Multifactor Emerging Markets ETF	3,035,569	1,247,147	1,904,358
Multifactor Global Small Cap ETF	2,191,748	903,887	1,375,523
Multifactor Low Volatility International Equity ETF	133,424	121,186	18,834
Multifactor Low Volatility US Equity ETF	185,920	46,042	144,213
Multifactor REIT ETF	1,283,594	473,309	856,379
Multifactor US Equity ETF	1,877,015	463,537	1,456,163

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Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

Multifactor Developed Markets (ex-US) ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$16,032,646	$—	$—	$—	$16,032,646

Total Borrowings	$16,032,646	$—	$—	$—	$16,032,646

Gross amount of recognized liabilities for securities lending transactions					$16,032,646

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Emerging Markets ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,247,147	$—	$—	$—	$1,247,147

Total Borrowings	$1,247,147	$—	$—	$—	$1,247,147

Gross amount of recognized liabilities for securities lending transactions					$1,247,147

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Global Small Cap ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$903,887	$—	$—	$—	$903,887

Total Borrowings	$903,887	$—	$—	$—	$903,887

Gross amount of recognized liabilities for securities lending transactions					$903,887

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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Multifactor Low Volatility International Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$121,186	$—	$—	$—	$121,186

Total Borrowings	$121,186	$—	$—	$—	$121,186

Gross amount of recognized liabilities for securities lending transactions					$121,186

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$46,042	$—	$—	$—	$46,042

Total Borrowings	$46,042	$—	$—	$—	$46,042

Gross amount of recognized liabilities for securities lending transactions					$46,042

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor REIT ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$473,309	$—	$—	$—	$473,309

Total Borrowings	$473,309	$—	$—	$—	$473,309

Gross amount of recognized liabilities for securities lending transactions					$473,309

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

79

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

Multifactor US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$463,537	$—	$—	$—	$463,537

Total Borrowings	$463,537	$—	$—	$—	$463,537

Gross amount of recognized liabilities for securities lending transactions					$463,537

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

8.	Custodian and Transfer Agent:

State Street serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended November 21, 2017. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency Agreement, Lattice, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

9.	Investment Transactions:

For the six-month period ended March 31, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Multifactor Developed Markets (ex-US) ETF	$59,408,819	$51,941,236
Multifactor Emerging Markets ETF	13,315,605	6,823,218
Multifactor Global Small Cap ETF	5,003,744	4,738,363
Multifactor Low Volatility International Equity ETF	768,208	790,925
Multifactor Low Volatility US Equity ETF	357,637	351,860
Multifactor REIT ETF	1,905,177	2,145,793
Multifactor US Equity ETF	7,383,189	7,476,908

For the six-month period ended March 31, 2018, in-kind transactions, which are not included in the table above, associated with Creation Units were:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$206,304,016	$20,613,984	$4,466,567
Multifactor Emerging Markets ETF	11,245,916	—	—
Multifactor Global Small Cap ETF	2,748,966	—	—
Multifactor Low Volatility International Equity ETF	—	—	—
Multifactor Low Volatility US Equity ETF	1,328,878	—	—
Multifactor REIT ETF	2,873,652	—	—
Multifactor US Equity ETF	22,289,593	1,588,010	485,100

80

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

10.	Share Transactions:

Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Creation Unit Shares	Standard Creation Fee	Value at March 31, 2018	Standard Redemption Fee
Multifactor Developed Markets (ex-US) ETF	50,000	$3,000	$1,448,000	$3,000
Multifactor Emerging Markets ETF	100,000	2,000	2,574,000	2,000
Multifactor Global Small Cap ETF	100,000	2,000	3,148,000	2,000
Multifactor Low Volatility International Equity ETF	100,000	2,200	2,745,000	2,200
Multifactor Low Volatility US Equity ETF	50,000	650	1,306,500	650
Multifactor REIT ETF	100,000	250	1,386,000	250
Multifactor US Equity ETF	50,000	800	1,549,000	800

Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual shares may only be purchased and sold on the listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Multifactor Developed Markets (ex-US) ETF, Multifactor Low Volatility US Equity ETF and Multifactor US Equity ETF will only issue or redeem Creation Units of 50,000 shares to Authorized Participants who have entered into agreements with the Distributor. Multifactor Emerging Markets ETF, Multifactor Low Volatility International Equity ETF, Multifactor Global Small Cap ETF and Multifactor REIT ETF will only issue or redeem Creation Units of 100,000 shares to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

81

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

The following information is for the six-month period ended March 31, 2018, and the fiscal year ended September 30, 2017:

Multifactor Developed Markets (ex-US) ETF
	For the Six-Month Period Ended March 31, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	7,300,000	$214,227,451	3,550,000	$94,471,911
Shares Redeemed	(700,000)	(20,649,464)	(300,000)	(8,420,992)

Net Increase (Decrease)	6,600,000	193,577,987	3,250,000	86,050,919

Multifactor Emerging Markets ETF
	For the Six-Month Period Ended March 31, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	700,000	$18,208,072	800,000	$17,786,392

Net Increase (Decrease)	700,000	18,208,072	800,000	17,786,392

Multifactor Global Small Cap ETF
	For the Six-Month Period Ended March 31, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	100,000	$3,147,582	300,000	$8,539,305
Shares Redeemed	—	—	(100,000)	(2,968,571)

Net Increase (Decrease)	100,000	3,147,582	200,000	5,570,734

Multifactor Low Volatility International Equity ETF
	For the Six-Month Period Ended March 31, 2018		For the Period Ended September 30, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	300,004	$7,743,372
Shares Redeemed	—	—	(100,004)	(2,662,030)

Net Increase (Decrease)	—	—	200,000	5,081,342

(1) Commenced operations on May 10, 2017.

82

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2018 (Unaudited)

Multifactor Low Volatility US Equity ETF
	For the Six-Month Period Ended March 31, 2018		For the Period Ended September 30, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,329,697	200,004	$5,033,332
Shares Redeemed	—	—	(50,004)	(1,276,954)

Net Increase (Decrease)	50,000	1,329,697	150,000	3,756,378

(1) Commenced operations on May 10, 2017.

Multifactor REIT ETF
	For the Six-Month Period Ended March 31, 2018		For the Period Ended September 30, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	200,000	$2,873,418	900,000	$13,571,282
Shares Redeemed	—	—	(300,000)	(4,573,186)

Net Increase (Decrease)	200,000	2,873,418	600,000	8,998,096

(1) Commenced operations on October 3, 2016.

Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	700,000	$22,265,406	550,000	$15,231,487
Shares Redeemed	(50,000)	(1,585,033)	(500,000)	(13,456,609)

Net Increase (Decrease)	650,000	20,680,373	50,000	1,774,878

11.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

83

Hartford Multifactor ETFs

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on October 3, 2017 (the ‘‘Shareholder Meeting’’) to elect a new Board of Trustees. The final results of the Shareholder Meeting are reported in the following table.

Proposal 1: Approval of Trustees

		SHARES VOTED	% VOTED
HILARY E. ACKERMANN	FOR	6,920,185.19	97.59%
	WITHHELD	171,020.43	2.41%

ROBIN C. BEERY	FOR	6,920,185.19	97.59%
	WITHHELD	171,020.43	2.41%

LYNN S. BIRDSONG	FOR	6,920,185.19	97.59%
	WITHHELD	171,020.43	2.41%

JAMES E. DAVEY	FOR	6,920,185.19	97.59%
	WITHHELD	171,020.43	2.41%

CHRISTINE DETRICK	FOR	6,920,185.19	97.59%
	WITHHELD	171,020.43	2.41%

DUANE E. HILL	FOR	6,908,322.54	97.42%
	WITHHELD	182,883.09	2.58%

WILLIAM P. JOHNSTON	FOR	6,908,322.54	97.42%
	WITHHELD	182,883.09	2.58%

PHILLIP O. PETERSON	FOR	6,908,322.54	97.42%
	WITHHELD	182,883.09	2.58%

LEMMA W. SENBET	FOR	6,908,322.54	97.42%
	WITHHELD	182,883.09	2.58%

DAVID SUNG	FOR	6,920,185.19	97.59%
	WITHHELD	171,020.43	2.41%

84

Hartford Multifactor ETFs

Supplemental Information

March 31, 2018 (Unaudited)

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or ‘‘NAV,’’ is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The ‘‘Market Price’’ of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for the fund listing date through March 31, 2018. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Hartford Multifactor Developed Markets (ex-US) ETF

Period Covered: October 1, 2017 through March 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.81%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	3	2.42%
Greater than 0.5% and Less than 1.0%	45	36.29%
Between 0.5% and -0.5%	71	57.26%
Less than -0.5% and Greater than -1.0%	2	1.61%
Less than -1.0% and Greater than -1.5%	1	0.81%
Less than -1.5% and Greater than -2.0%	1	0.80%
Less than -2.0%	0	0.00%

Total	124	100.00%

Hartford Multifactor Emerging Markets ETF

Period Covered: October 1, 2017 through March 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.81%
Greater than 1.5% and Less than 2.0%	5	4.03%
Greater than 1.0% and Less than 1.5%	13	10.48%
Greater than 0.5% and Less than 1.0%	41	33.06%
Between 0.5% and -0.5%	58	46.77%
Less than -0.5% and Greater than -1.0%	4	3.23%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	1	0.81%
Less than -2.0%	1	0.81%

Total	124	100.00%

85

Hartford Multifactor ETFs

Supplemental Information – (continued)

March 31, 2018 (Unaudited)

Hartford Multifactor Global Small Cap ETF

Period Covered: October 1, 2017 through March 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.81%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	2	1.61%
Greater than 0.5% and Less than 1.0%	21	16.94%
Between 0.5% and -0.5%	91	73.39%
Less than -0.5% and Greater than -1.0%	7	5.65%
Less than -1.0% and Greater than -1.5%	1	0.80%
Less than -1.5% and Greater than -2.0%	1	0.80%
Less than -2.0%	0	0.00%

Total	124	100.00%

Hartford Multifactor Low Volatility International Equity ETF

Period Covered: October 1, 2017 through March 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	1	0.81%
Greater than 1.0% and Less than 1.5%	49	39.52%
Greater than 0.5% and Less than 1.0%	41	33.06%
Between 0.5% and -0.5%	27	21.77%
Less than -0.5% and Greater than -1.0%	4	3.23%
Less than -1.0% and Greater than -1.5%	1	0.81%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	1	0.80%

Total	124	100.00%

Hartford Multifactor Low Volatility US Equity ETF

Period Covered: October 1, 2017 through March 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	19	15.32%
Between 0.5% and -0.5%	105	84.68%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	124	100.00%

86

Hartford Multifactor ETFs

Supplemental Information – (continued)

March 31, 2018 (Unaudited)

Hartford Multifactor REIT ETF

Period Covered: October 1, 2017 through March 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	124	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	124	100.00%

Hartford Multifactor US Equity ETF

Period Covered: October 1, 2017 through March 31, 2018

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	124	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	124	100.00%

87

Hartford Multifactor ETFs

General Information (Unaudited)

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 415-315-6600 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 415-315-6600 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

88

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

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This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

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c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

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To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

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We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

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c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in a fund’s statutory prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Hartford Funds Management Company, LLC (HFMC) and its wholly owned subsidiary, Lattice Strategies LLC (Lattice). Hartford Funds refers to Hartford Funds Distributors, LLC (Member FINRA) HFMC, and Lattice, which are not affiliated with ALPS.

ETFSAR-MLT18    05/18    206191    LAT001076    Printed in U.S.A.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

(f)	A copy of the code of ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 8, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 8, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 8, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)